As filed with the SEC on April 30, 2020

Registration No. 33-54924

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 32	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 96	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE
ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE
COMPANY

(name of depositor)

640 Fifth Avenue

New York, New York 10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number: 1-800-544-8888

WILLIAM J. JOHNSON JR

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of rule 485

☒   on April 30, 2020, pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a) (1) of rule 485

☐ on        , pursuant to paragraph (a) (1) of rule 485

☐    75 days after filing pursuant to paragraph (a) (2) of rule 485            Page    of

☐    on            , pursuant to paragraph (a) (2) of rule 485                         Exhibit Index Appears on Page

Prospectus

Income Advantage

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," the "Company," "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1)  a "Non-qualified Contract" with money from any source; and

(2)  a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from qualified plans such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company LLC: Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP ContrafundSM, Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Emerging Markets, Fidelity® VIP Energy, Fidelity® VIP Equity Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Financial Services, Fidelity® VIP Floating Rate High Income, Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP Health Care, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP Industrials, Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Materials, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income, Fidelity® VIP Technology, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Utilities, Fidelity® VIP Value, and Fidelity® VIP Value Strategies.

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Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund, Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2020. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 23.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally  1-800-544-2442

Date: April 30, 2020

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	2
The Variable Account	2
Financial Statements	2
The Funds	2
Facts About the Contract
Purchase of a Contract	6
Free Look Privilege	7
Investment Allocation of Your Purchase Payment	7
Trading Among Variable Subaccounts	7
Charges	9
Annuity Income Dates	10
Signature Guarantee or Customer Authentication	10
Death Benefit	10
Fixed, Variable or Combination Annuity Income	11
Benchmark Rate of Return	11
Types of Annuity Income Options	11
Annuity Income Including Withdrawal Options	12
Guarantee Period	12
Withdrawal Provisions	13
Reports	15
More About the Contract
Tax Considerations	15
Other Contract Provisions
Selling the Contracts	20
Postponement of Benefits	20
More About the Variable Account and the Funds
Changes in Investment Options	21
Total Return for a Subaccount	21
Voting Rights	21
Resolving Material Conflicts	21
Litigation	21
Table of Contents of the Statement of Additional Information	23

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the

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Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options and Annuity Income Including Withdrawal Options. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the 54 variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the Government Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Government Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	2.27%

Facts About Empire Fidelity Investments Life, the Variable Account and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information ("SAI"). EFILI's principal executive offices are located at 640 Fifth Ave, New York, New York 10019. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently 54 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different

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from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company LLC
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company LLC
Fidelity® VIP Communication Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company LLC
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60%	Seeks high total return	Fidelity Management & Research Company LLC.
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company LLC
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan, such as a 401(a) or a 401(k) plan, 403(b) plan or a governmental 457(b) plan, or an IRA.

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.

•  You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

•  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.

•  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

•  Application and Initial Purchase Payment

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

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EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Subaccounts will be invested in the Government Money Market Investment Option for the Government Money Market Period. At the end of the Valuation Period in which the Government Money Market Period ends any amount then in the Government Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, EFILI may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website.

•  Trading by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

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•  Use of Market Timing Services

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

•  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

•  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates, may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

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•  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Subaccount you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Subaccount until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

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2.  Administrative Charges. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5.  Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status on page 18.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Account Ownership

2.  Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

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FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

•  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options.

•  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Government Money Market Investment Option for the Government Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Government Money Market Investment Option.

On the date the Government Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

•  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described

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below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1.  Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2.  Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3.  Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4.  Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a withdrawal option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For

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Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

•  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

•  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

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Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract,

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making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

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The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity."

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The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a required minimum distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

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Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

•  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

EFILI's Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

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Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2.  Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4.  Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

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Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options.

5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be assigned.

7.  Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8.  Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 900 Salem Street, Smithfield, RI 02917. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

EFIAL7

20

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

EFIAL7

21

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Table of Contents of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388
EFIAL7-PRO-0420
1.756516.121

EFIAL7

23

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within thirty (30) calendar days after you receive it. If you return a Contract more than 10 days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten calendar days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

IA IRA DISC

Not Part of the Prospectus

10.  In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11.  The entire interest in your IRA must be distributed or commence to be distributed no later than your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary).

Since on December 20, 2019 your IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019, then upon your death any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death.

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12.  Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14.  The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15.  Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16.  The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

IA IRA DISC

Not Part of the Prospectus

2

Financial Information

17.  The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18.  As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a)  Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b)  Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

IA IRA DISC

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2020

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2020, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFIAL7-PTB-0420
1.756517.120

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1.  FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2.  Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with FINRA and (b) taking professional qualifications examinations.

3.  National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4.  Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5.  Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6   TalentSourceSM: (1) temporary staffing services.

7.   Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC–Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Distributors Company LLC.

8.  Fidelity Investments Institutional Operations Company LLC: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

(THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

Withdrawal (Liquidity) Value

If you elect annuity income with a Withdrawal Option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

•  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

3

EXPERTS

The financial statements of the Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2019 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

4

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2019

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$20,551	$147,398	$6,773	$39,854	$43,559	$40,260	$56,559	$39,054
Receivable from EFILI	3	—	6	—	12	—	—	1
Total assets	20,554	147,398	6,779	39,854	43,571	40,260	56,559	39,055
Liabilities:
Payable to EFILI	—	1	—	—	—	—	2	—
Total net assets	$20,554	$147,397	$6,779	$39,854	$43,571	$40,260	$56,557	$39,055
Net Assets:
Fidelity Retirement Reserves	$20,087	$—	$5,678	$—	$39,232	$—	$52,905	$—
Fidelity Income Advantage	467	—	1,101	—	4,339	—	3,652	—
Fidelity Personal Retirement	—	146,406	—	39,854	—	40,260	—	39,055
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	991	—	—	—	—	—	—
Total net assets	$20,554	$147,397	$6,779	$39,854	$43,571	$40,260	$56,557	$39,055
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	947	—	95	—	294	—	265	—
Unit Value	$21.22	$—	$60.01	$—	$133.60	$—	$199.32	$—
Fidelity Income Advantage:
Units Outstanding	23	—	19	—	34	—	19	—
Unit Value	$20.35	$—	$57.56	$—	$128.15	$—	$191.20	$—
Fidelity Personal Retirement:
Units Outstanding	—	13,375	—	2,005	—	1,485	—	986
Highest Unit Value	$—	$11.73	$—	$27.32	$—	$41.79	$—	$59.02
Lowest Unit Value	$—	$10.29	$—	$17.42	$—	$25.31	$—	$38.14
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	104	—	—	—	—	—	—
Highest Unit Value	$—	$9.65	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.22	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Unit Value	$—	$9.48	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$8,258	$21,373	$16,333	$72,449	$25,314	$26,975
Receivable from EFILI	1	—	9	—	8	—
Total assets	8,259	21,373	16,342	72,449	25,322	26,975
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$8,259	$21,373	$16,342	$72,449	$25,322	$26,975
Net Assets:
Fidelity Retirement Reserves	$7,787	$—	$13,985	$—	$24,000	$—
Fidelity Income Advantage	472	—	2,357	—	1,322	—
Fidelity Personal Retirement	—	21,373	—	72,449	—	26,975
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,259	$21,373	$16,342	$72,449	$25,322	$26,975
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	134	—	301	—	360	—
Unit Value	$58.25	$—	$46.48	$—	$66.68	$—
Fidelity Income Advantage:
Units Outstanding	8	—	53	—	21	—
Unit Value	$55.88	$—	$44.59	$—	$63.97	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,081	—	4,597	—	1,284
Highest Value	$—	$26.82	$—	$17.77	$—	$27.10
Lowest Value	$—	$19.50	$—	$13.78	$—	$19.30
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$314,044	$7,451	$9,677	$115,346	$161,548	$14,594	$231,985
Receivable from EFILI	2	5	—	8	—	—	—
Total assets	314,046	7,456	9,677	115,354	161,548	14,594	231,985
Liabilities:
Payable to EFILI	—	—	—	—	—	5	—
Total net assets	$314,046	$7,456	$9,677	$115,354	$161,548	$14,589	$231,985
Net Assets:
Fidelity Retirement Reserves	$55,033	$7,029	$—	$107,726	$—	$12,999	$—
Fidelity Income Advantage	5,520	427	—	7,628	—	1,590	—
Fidelity Personal Retirement	253,493	—	9,677	—	161,548	—	169,995
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	61,990
Total net assets	$314,046	$7,456	$9,677	$115,354	$161,548	$14,589	$231,985
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	538	151	—	922	—	323	—
Unit Value	$102.19	$46.42	$—	$116.77	$—	$40.24	$—
Fidelity Income Advantage:
Units Outstanding	56	10	—	68	—	41	—
Unit Value	$98.03	$44.53	$—	$112.02	$—	$38.60	$—
Fidelity Personal Retirement:
Units Outstanding	7,219	—	406	—	4,873	—	6,082
Highest Value	$49.27	$—	$31.78	$—	$47.95	$—	$39.53
Lowest Value	$33.82	$—	$21.95	$—	$31.62	$—	$24.93
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	1,958
Highest Value	$—	$—	$—	$—	$—	$—	$35.40
Lowest Value	$—	$—	$—	$—	$—	$—	$20.61
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	888
Highest Value	$—	$—	$—	$—	$—	$—	$34.81
Lowest Value	$—	$—	$—	$—	$—	$—	$20.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$1,666	$9,614	$16,438	$26,631	$15,967	$47,853	$25,315	$53,700
Receivable from EFILI	—	1	7	—	11	—	13	1
Total assets	1,666	9,615	16,445	26,631	15,978	47,853	25,328	53,701
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$1,666	$9,615	$16,445	$26,631	$15,978	$47,853	$25,328	$53,701
Net Assets:
Fidelity Retirement Reserves	$1,607	$—	$14,759	$—	$14,394	$—	$22,225	$—
Fidelity Income Advantage	59	—	1,686	—	1,584	—	3,103	—
Fidelity Personal Retirement	—	9,615	—	26,631	—	47,853	—	53,701
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$1,666	$9,615	$16,445	$26,631	$15,978	$47,853	$25,328	$53,701
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	40	—	315	—	276	—	433	—
Unit Value	$40.41	$—	$46.85	$—	$52.13	$—	$51.37	$—
Fidelity Income Advantage:
Units Outstanding	2	—	37	—	31	—	63	—
Unit Value	$39.11	$—	$44.94	$—	$50.00	$—	$49.38	$—
Fidelity Personal Retirement:
Units Outstanding	—	272	—	835	—	968	—	1,981
Highest Value	$—	$53.36	$—	$44.37	$—	$84.50	$—	$42.43
Lowest Value	$—	$33.81	$—	$30.18	$—	$45.64	$—	$23.95
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$3,174	$8,177	$3,507	$17,297	$22,986	$60,750	$1,805	$5,610
Receivable from EFILI	2	—	1	—	13	—	1	—
Total assets	3,176	8,177	3,508	17,297	22,999	60,750	1,806	5,610
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$3,176	$8,177	$3,508	$17,297	$22,999	$60,750	$1,806	$5,610
Net Assets:
Fidelity Retirement Reserves	$2,753	$—	$3,198	$—	$21,749	$—	$1,692	$—
Fidelity Income Advantage	423	—	310	—	1,250	—	114	—
Fidelity Personal Retirement	—	8,177	—	17,297	—	60,750	—	5,610
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$3,176	$8,177	$3,508	$17,297	$22,999	$60,750	$1,806	$5,610
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	86	—	93	—	414	—	77	—
Unit Value	$32.10	$—	$34.39	$—	$52.57	$—	$21.90	$—
Fidelity Income Advantage:
Units Outstanding	14	—	9	—	25	—	5	—
Unit Value	$31.07	$—	$33.13	$—	$50.65	$—	$21.10	$—
Fidelity Personal Retirement:
Units Outstanding	—	289	—	533	—	1,141	—	439
Highest Value	$—	$56.01	$—	$36.90	$—	$106.76	$—	$17.86
Lowest Value	$—	$26.78	$—	$29.78	$—	$46.29	$—	$12.08
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$13,862	$57,329	$1,526	$15,671	$2,240	$14,591	$2,531	$16,181
Receivable from EFILI	5	—	—	—	—	—	3	—
Total assets	13,867	57,329	1,526	15,671	2,240	14,591	2,534	16,181
Liabilities:
Payable to EFILI	—	—	—	—	1	—	—	—
Total net assets	$13,867	$57,329	$1,526	$15,671	$2,239	$14,591	$2,534	$16,181
Net Assets:
Fidelity Retirement Reserves	$13,180	$—	$1,483	$—	$2,178	$—	$2,337	$—
Fidelity Income Advantage	687	—	43	—	61	—	197	—
Fidelity Personal Retirement	—	57,329	—	15,671	—	14,591	—	16,181
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$13,867	$57,329	$1,526	$15,671	$2,239	$14,591	$2,534	$16,181
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	220	—	77	—	42	—	60	—
Unit Value	$59.80	$—	$19.19	$—	$51.96	$—	$38.68	$—
Fidelity Income Advantage:
Units Outstanding	12	—	2	—	1	—	5	—
Unit Value	$57.62	$—	$18.49	$—	$50.06	$—	$37.27	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,047	—	716	—	435	—	430
Highest Value	$—	$76.73	$—	$41.88	$—	$52.90	$—	$67.41
Lowest Value	$—	$52.69	$—	$16.68	$—	$30.25	$—	$37.29
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$2,918	$17,456	$5,491	$73,540	$2,253	$29,593
Receivable from EFILI	1	—	2	—	1	—
Total assets	2,919	17,456	5,493	73,540	2,254	29,593
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,919	$17,456	$5,493	$73,540	$2,254	$29,593
Net Assets:
Fidelity Retirement Reserves	$2,727	$—	$4,574	$—	$2,115	$—
Fidelity Income Advantage	192	—	919	—	139	—
Fidelity Personal Retirement	—	17,456	—	73,540	—	29,593
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,919	$17,456	$5,493	$73,540	$2,254	$29,593
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	67	—	212	—	88	—
Unit Value	$40.64	$—	$21.62	$—	$23.91	$—
Fidelity Income Advantage:
Units Outstanding	5	—	44	—	6	—
Unit Value	$39.32	$—	$20.95	$—	$23.22	$—
Fidelity Personal Retirement:
Units Outstanding	—	680	—	4,116	—	1,157
Highest Value	$—	$57.82	$—	$21.79	$—	$48.63
Lowest Value	$—	$23.93	$—	$15.09	$—	$24.14
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$2,258	$17,039	$1,049	$4,757
Receivable from EFILI	1	—	—	—
Total assets	2,259	17,039	1,049	4,757
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$2,259	$17,039	$1,049	$4,757
Net Assets:
Fidelity Retirement Reserves	$1,879	$—	$1,049	$—
Fidelity Income Advantage	380	—	—	—
Fidelity Personal Retirement	—	17,039	—	4,757
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$2,259	$17,039	$1,049	$4,757
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	74	—	62	—
Unit Value	$25.53	$—	$16.90	$—
Fidelity Income Advantage:
Units Outstanding	15	—	—	—
Unit Value	$24.80	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	593	—	291
Highest Value	$—	$50.88	$—	$18.43
Lowest Value	$—	$26.29	$—	$15.07
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$913	$3,712	$1,079	$5,211	$1,184	$8,176
Receivable from EFILI	—	—	—	—	—	—
Total assets	913	3,712	1,079	5,211	1,184	8,176
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$913	$3,712	$1,079	$5,211	$1,184	$8,176
Net Assets:
Fidelity Retirement Reserves	$913	$—	$1,079	$—	$1,184	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	3,712	—	5,211	—	8,176
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$913	$3,712	$1,079	$5,211	$1,184	$8,176
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	49	—	52	—	54	—
Unit Value	$18.78	$—	$20.68	$—	$21.80	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	190	—	235	—	348
Highest Value	$—	$23.32	$—	$26.10	$—	$27.62
Lowest Value	$—	$17.19	$—	$18.89	$—	$19.75
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,630	$25,613	$2,106	$18,513	$1,750	$16,987
Receivable from EFILI	—	—	—	—	—	—
Total assets	2,630	25,613	2,106	18,513	1,750	16,987
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,630	$25,613	$2,106	$18,513	$1,750	$16,987
Net Assets:
Fidelity Retirement Reserves	$2,630	$—	$2,106	$—	$1,750	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	25,613	—	18,513	—	16,987
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,630	$25,613	$2,106	$18,513	$1,750	$16,987
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	117	—	88	—	71	—
Unit Value	$22.44	$—	$24.04	$—	$24.64	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,126	—	735	—	669
Highest Value	$—	$30.39	$—	$33.11	$—	$35.70
Lowest Value	$—	$20.91	$—	$22.49	$—	$23.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,591	$1,052	$2,443	$1,546	$22,441	$67,733	$140,933
Receivable from EFILI	2	2	2	—	—	3	21
Total assets	1,593	1,054	2,445	1,546	22,441	67,736	140,954
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,593	$1,054	$2,445	$1,546	$22,441	$67,736	$140,954
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$1,484	$—	$2,813	$9,762
Fidelity Income Advantage	—	—	—	62	—	569	3,500
Fidelity Personal Retirement	—	—	—	—	22,441	63,821	123,243
Fidelity Freedom Lifetime Income	1,593	1,054	2,445	—	—	533	4,449
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,593	$1,054	$2,445	$1,546	$22,441	$67,736	$140,954
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	69	—	183	526
Unit Value	$—	$—	$—	$21.39	$—	$15.40	$18.54
Fidelity Income Advantage:
Units Outstanding	—	—	—	3	—	38	193
Unit Value	$—	$—	$—	$20.81	$—	$14.98	$18.04
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	838	3,990	6,083
Highest Value	$—	$—	$—	$—	$42.31	$17.22	$24.98
Lowest Value	$—	$—	$—	$—	$22.81	$14.63	$19.10
Fidelity Freedom Lifetime Income:
Units Outstanding	86	50	104	—	—	37	255
Unit Value	$18.58	$20.88	$23.44	$—	$—	$14.45	$17.40
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$166,759	$110,327	$47,703	$1,151	$19,048	$566	$3,088
Receivable from EFILI	6	14	3	2	—	—	—
Total assets	166,765	110,341	47,706	1,153	19,048	566	3,088
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$166,765	$110,341	$47,706	$1,153	$19,048	$566	$3,088
Net Assets:
Fidelity Retirement Reserves	$3,476	$5,961	$2,064	$1,024	$—	$566	$—
Fidelity Income Advantage	890	1,803	437	129	—	—	—
Fidelity Personal Retirement	87,282	101,013	44,344	—	19,048	—	3,088
Fidelity Freedom Lifetime Income	7,420	1,564	861	—	—	—	—
Fidelity Growth and Guaranteed Income	67,697	—	—	—	—	—	—
Total net assets	$166,765	$110,341	$47,706	$1,153	$19,048	$566	$3,088
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	192	297	98	37	—	30	—
Unit Value	$18.11	$20.06	$21.02	$27.99	$—	$18.92	$—
Fidelity Income Advantage:
Units Outstanding	50	92	21	5	—	—	—
Unit Value	$17.68	$19.51	$20.45	$27.29	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,318	4,532	1,821	—	657	—	151
Highest Value	$28.40	$31.03	$36.17	$—	$37.18	$—	$40.68
Lowest Value	$19.31	$21.64	$22.67	$—	$28.00	$—	$18.76
Fidelity Freedom Lifetime Income:
Units Outstanding	400	83	43	—	—	—	—
Unit Value	$18.54	$18.87	$19.84	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	2,835	—	—	—	—	—	—
Highest Value	$25.44	$—	$—	$—	$—	$—	$—
Lowest Value	$17.19	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	679	—	—	—	—	—	—
Highest Value	$25.01	$—	$—	$—	$—	$—	$—
Lowest Value	$16.87	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$1,062	$5,399	$3,296	$12,550	$672	$31,956	$15,755
Receivable from EFILI	—	—	5	—	1	—	2
Total assets	1,062	5,399	3,301	12,550	673	31,956	15,757
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,062	$5,399	$3,301	$12,550	$673	$31,956	$15,757
Net Assets:
Fidelity Retirement Reserves	$1,048	$—	$3,287	$—	$504	$—	$566
Fidelity Income Advantage	14	—	14	—	169	—	47
Fidelity Personal Retirement	—	5,399	—	12,550	—	31,956	15,144
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,062	$5,399	$3,301	$12,550	$673	$31,956	$15,757
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	53	—	282	—	43	—	52
Unit Value	$19.63	$—	$11.62	$—	$11.69	$—	$10.92
Fidelity Income Advantage:
Units Outstanding	1	—	1	—	15	—	4
Unit Value	$19.13	$—	$11.35	$—	$11.56	$—	$10.88
Fidelity Personal Retirement:
Units Outstanding	—	223	—	844	—	2,637	1,373
Highest Value	$—	$50.57	$—	$32.78	$—	$12.15	$11.04
Lowest Value	$—	$20.85	$—	$12.29	$—	$12.05	$11.01
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$11,908	$5,480	$8,832	$6,640	$12,456	$4,586	$6,248
Receivable from EFILI	—	1	—	1	—	1	1
Total assets	11,908	5,481	8,832	6,641	12,456	4,587	6,249
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$11,908	$5,481	$8,832	$6,641	$12,456	$4,587	$6,249
Net Assets:
Fidelity Retirement Reserves	$842	$471	$398	$2,460	$1,283	$554	$1,101
Fidelity Income Advantage	90	30	26	183	117	175	115
Fidelity Personal Retirement	10,976	4,980	8,408	3,998	11,056	3,858	5,033
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$11,908	$5,481	$8,832	$6,641	$12,456	$4,587	$6,249
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	72	45	38	77	34	28	48
Unit Value	$11.64	$10.50	$10.38	$31.78	$37.32	$20.08	$23.13
Fidelity Income Advantage:
Units Outstanding	8	3	2	6	3	9	5
Unit Value	$11.60	$10.46	$10.35	$30.48	$35.80	$19.26	$22.19
Fidelity Personal Retirement:
Units Outstanding	934	470	802	263	639	215	292
Highest Value	$11.77	$10.61	$10.49	$27.21	$23.32	$26.35	$24.32
Lowest Value	$11.74	$10.59	$10.47	$13.33	$14.82	$15.47	$15.16
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$3,873	$1,359	$8,891	$1,889	$37,314	$18,070	$49,638
Receivable from EFILI	1	2	1	—	—	1	—
Total assets	3,874	1,361	8,892	1,889	37,314	18,071	49,638
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$3,874	$1,361	$8,892	$1,889	$37,314	$18,071	$49,638
Net Assets:
Fidelity Retirement Reserves	$3,554	$1,169	$949	$10	$2,002	$989	$1,666
Fidelity Income Advantage	320	192	51	—	10	27	26
Fidelity Personal Retirement	—	—	7,892	1,879	35,302	17,055	47,946
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$3,874	$1,361	$8,892	$1,889	$37,314	$18,071	$49,638
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	59	21	58	2	175	75	122
Unit Value	$60.69	$56.42	$16.32	$5.59	$11.43	$13.11	$13.66
Fidelity Income Advantage:
Units Outstanding	5	4	3	—	1	2	2
Unit Value	$58.21	$54.12	$15.87	$—	$11.19	$12.84	$13.38
Fidelity Personal Retirement:
Units Outstanding	—	—	526	319	2,975	1,288	3,436
Highest Value	$—	$—	$27.75	$5.90	$12.10	$13.88	$14.46
Lowest Value	$—	$—	$12.98	$5.83	$11.59	$12.68	$13.40
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$30,705	$10,927	$4,877
Receivable from EFILI	—	—	—
Total assets	30,705	10,927	4,877
Liabilities:
Payable to EFILI	—	—	—
Total net assets	$30,705	$10,927	$4,877
Net Assets:
Fidelity Retirement Reserves	$549	$267	$685
Fidelity Income Advantage	13	—	—
Fidelity Personal Retirement	30,143	10,660	4,192
Fidelity Freedom Lifetime Income	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—
Total net assets	$30,705	$10,927	$4,877
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	38	24	66
Unit Value	$14.29	$10.97	$10.45
Fidelity Income Advantage:
Units Outstanding	1	—	—
Unit Value	$14.06	$—	$—
Fidelity Personal Retirement:
Units Outstanding	2,011	925	382
Highest Value	$15.09	$11.58	$11.03
Lowest Value	$14.91	$11.45	$10.91
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—
Unit Value	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$420	$2,670	$347	$2,005	$826	$728
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	155	—	43	—	280	—
Administrative and other charges	10	—	3	—	19	—
Total expenses	165	—	46	—	299	—
Fidelity Income Advantage:
Mortality and expense risk charges	4	—	8	—	31	—
Administrative and other charges	1	—	3	—	10	—
Total expenses	5	—	11	—	41	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	178	—	48	—	49
Administrative and other charges	—	68	—	20	—	18
Total expenses	—	246	—	68	—	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	6	—	—	—	—
Administrative and other charges	—	2	—	—	—	—
Total expenses	—	8	—	—	—	—
Total expenses	170	254	57	68	340	67
Net investment income (loss)	250	2,416	290	1,937	486	661
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(2)	140	189	425
Realized gain distributions	—	—	—	—	2,680	2,286
Net realized gain (loss) on investments	—	—	(2)	140	2,869	2,711
Unrealized appreciation (depreciation)	—	—	598	3,033	6,277	5,339
Net increase (decrease) in net assets from operations	$250	$2,416	$886	$5,110	$9,632	$8,711

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$137	$67	$133	$330	$439	$1,919
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	370	—	57	—	103	—
Administrative and other charges	25	—	4	—	7	—
Total expenses	395	—	61	—	110	—
Fidelity Income Advantage:
Mortality and expense risk charges	27	—	3	—	18	—
Administrative and other charges	9	—	1	—	6	—
Total expenses	36	—	4	—	24	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	57	—	26	—	93
Administrative and other charges	—	19	—	10	—	34
Total expenses	—	76	—	36	—	127
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	431	76	65	36	134	127
Net investment income (loss)	(294)	(9)	68	294	305	1,792
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,758	1,315	(19)	90	11	346
Realized gain distributions	3,266	2,317	303	720	—	—
Net realized gain (loss) on investments	5,024	3,632	284	810	11	346
Unrealized appreciation (depreciation)	10,185	7,083	1,547	3,682	1,032	3,782
Net increase (decrease) in net assets from operations	$14,915	$10,706	$1,899	$4,786	$1,348	$5,920

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$435	$443	$5,424	$110	$137	$496	$581
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	178	—	383	50	—	762	—
Administrative and other charges	12	—	25	3	—	51	—
Total expenses	190	—	408	53	—	813	—
Fidelity Income Advantage:
Mortality and expense risk charges	10	—	39	3	—	54	—
Administrative and other charges	3	—	13	1	—	18	—
Total expenses	13	—	52	4	—	72	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	32	276	—	15	—	207
Administrative and other charges	—	12	107	—	4	—	74
Total expenses	—	44	383	—	19	—	281
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	203	44	843	57	19	885	281
Net investment income (loss)	232	399	4,581	53	118	(389)	300
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(8)	82	11,126	34	21	1,914	2,005
Realized gain distributions	1,063	1,031	3,910	370	457	12,250	16,191
Net realized gain (loss) on investments	1,055	1,113	15,036	404	478	14,164	18,196
Unrealized appreciation (depreciation)	2,687	2,535	51,366	912	1,170	14,608	20,452
Net increase (decrease) in net assets from operations	$3,974	$4,047	$70,983	$1,369	$1,766	$28,383	$38,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$240	$3,656	$10	$49	$551	$827
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	96	—	12	—	103	—
Administrative and other charges	6	—	1	—	7	—
Total expenses	102	—	13	—	110	—
Fidelity Income Advantage:
Mortality and expense risk charges	11	—	1	—	12	—
Administrative and other charges	4	—	—	—	4	—
Total expenses	15	—	1	—	16	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	247	—	13	—	29
Administrative and other charges	—	79	—	4	—	13
Total expenses	—	326	—	17	—	42
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	553	—	—	—	—
Administrative and other charges	—	151	—	—	—	—
Total expenses	—	704	—	—	—	—
Total expenses	117	1,030	14	17	126	42
Net investment income (loss)	123	2,626	(4)	32	425	785
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	368	3,496	20	115	308	191
Realized gain distributions	657	9,957	271	1,433	1,316	1,926
Net realized gain (loss) on investments	1,025	13,453	291	1,548	1,624	2,117
Unrealized appreciation (depreciation)	1,818	29,329	136	698	1,834	3,147
Net increase (decrease) in net assets from operations	$2,966	$45,408	$423	$2,278	$3,883	$6,049

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$22	$40	$213	$422	$52	$121
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	99	—	166	—	21	—
Administrative and other charges	7	—	11	—	1	—
Total expenses	106	—	177	—	22	—
Fidelity Income Advantage:
Mortality and expense risk charges	11	—	23	—	3	—
Administrative and other charges	3	—	8	—	1	—
Total expenses	14	—	31	—	4	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	57	—	67	—	9
Administrative and other charges	—	20	—	27	—	4
Total expenses	—	77	—	94	—	13
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	120	77	208	94	26	13
Net investment income (loss)	(98)	(37)	5	328	26	108
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	657	2,033	119	154	42	63
Realized gain distributions	1,134	2,903	2,764	5,846	282	689
Net realized gain (loss) on investments	1,791	4,936	2,883	6,000	324	752
Unrealized appreciation (depreciation)	2,833	7,574	2,147	4,467	522	1,258
Net increase (decrease) in net assets from operations	$4,526	$12,473	$5,035	$10,795	$872	$2,118

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$68	$322	$86	$197	$40	$117
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	—	135	—	14	—
Administrative and other charges	1	—	9	—	1	—
Total expenses	23	—	144	—	15	—
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	7	—	1	—
Administrative and other charges	1	—	3	—	—	—
Total expenses	3	—	10	—	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	17	—	65	—	8
Administrative and other charges	—	7	—	25	—	3
Total expenses	—	24	—	90	—	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	26	24	154	90	16	11
Net investment income (loss)	42	298	(68)	107	24	106
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	52	313	439	1,821	(212)	(709)
Realized gain distributions	200	797	3,153	8,996	1	4
Net realized gain (loss) on investments	252	1,110	3,592	10,817	(211)	(705)
Unrealized appreciation (depreciation)	310	1,362	3,885	9,381	349	1,210
Net increase (decrease) in net assets from operations	$604	$2,770	$7,409	$20,305	$162	$611

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$30	$81	$31	$277	$25	$147
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	94	—	11	—	17	—
Administrative and other charges	6	—	1	—	1	—
Total expenses	100	—	12	—	18	—
Fidelity Income Advantage:
Mortality and expense risk charges	4	—	1	—	1	—
Administrative and other charges	1	—	—	—	—	—
Total expenses	5	—	1	—	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	78	—	17	—	18
Administrative and other charges	—	27	—	7	—	7
Total expenses	—	105	—	24	—	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	105	105	13	24	19	25
Net investment income (loss)	(75)	(24)	18	253	6	122
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	246	1,061	(38)	209	6	83
Realized gain distributions	934	3,954	133	1,014	250	1,501
Net realized gain (loss) on investments	1,180	5,015	95	1,223	256	1,584
Unrealized appreciation (depreciation)	2,078	8,438	374	2,564	296	1,760
Net increase (decrease) in net assets from operations	$3,183	$13,429	$487	$4,040	$558	$3,466

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$8	$40	$50	$297	$176	$2,365
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	—	22	—	38	—
Administrative and other charges	1	—	1	—	2	—
Total expenses	19	—	23	—	40	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	2	—	7	—
Administrative and other charges	1	—	—	—	2	—
Total expenses	2	—	2	—	9	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	22	—	19	—	96
Administrative and other charges	—	8	—	9	—	35
Total expenses	—	30	—	28	—	131
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	21	30	25	28	49	131
Net investment income (loss)	(13)	10	25	269	127	2,234
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	143	1,370	(43)	79	9	159
Realized gain distributions	129	808	66	342	39	528
Net realized gain (loss) on investments	272	2,178	23	421	48	687
Unrealized appreciation (depreciation)	314	1,631	566	2,641	396	4,168
Net increase (decrease) in net assets from operations	$573	$3,819	$614	$3,331	$571	$7,089

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$12	$120	$37	$258	$21	$96
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	—	13	—	7	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	17	—	14	—	8	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	3	—	—	—
Administrative and other charges	—	—	1	—	—	—
Total expenses	1	—	4	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	31	—	20	—	5
Administrative and other charges	—	13	—	8	—	2
Total expenses	—	44	—	28	—	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	18	44	18	28	8	7
Net investment income (loss)	(6)	76	19	230	13	89
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	105	978	7	174	13	21
Realized gain distributions	17	226	151	1,010	22	83
Net realized gain (loss) on investments	122	1,204	158	1,184	35	104
Unrealized appreciation (depreciation)	488	5,947	388	2,604	60	260
Net increase (decrease) in net assets from operations	$604	$7,227	$565	$4,018	$108	$453

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$19	$76	$22	$103	$24	$162
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6	—	8	—	9	—
Administrative and other charges	—	—	—	—	1	—
Total expenses	6	—	8	—	10	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	5	—	9	—	15
Administrative and other charges	—	2	—	3	—	4
Total expenses	—	7	—	12	—	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	6	7	8	12	10	19
Net investment income (loss)	13	69	14	91	14	143
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5	30	14	19	13	56
Realized gain distributions	12	69	36	204	78	319
Net realized gain (loss) on investments	17	99	50	223	91	375
Unrealized appreciation (depreciation)	65	270	62	383	82	742
Net increase (decrease) in net assets from operations	$95	$438	$126	$697	$187	$1,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$51	$489	$40	$348	$33	$312
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	—	13	—	12	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	21	—	14	—	13	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	35	—	30	—	30
Administrative and other charges	—	12	—	8	—	8
Total expenses	—	47	—	38	—	38
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	21	47	14	38	13	38
Net investment income (loss)	30	442	26	310	20	274
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	45	428	51	224	5	460
Realized gain distributions	148	869	44	503	56	596
Net realized gain (loss) on investments	193	1,297	95	727	61	1,056
Unrealized appreciation (depreciation)	241	2,423	205	2,077	253	2,285
Net increase (decrease) in net assets from operations	$464	$4,162	$326	$3,114	$334	$3,615
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class
Income:
Dividends	$34	$21	$47	$15	$204	$1,254
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	10	—	22
Administrative and other charges	—	—	—	1	—	1
Total expenses	—	—	—	11	—	23
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	5
Administrative and other charges	—	—	—	—	—	1
Total expenses	—	—	—	1	—	6
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	24	91
Administrative and other charges	—	—	—	—	11	29
Total expenses	—	—	—	—	35	120
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	8	5	12	—	—	2
Administrative and other charges	2	1	2	—	—	1
Total expenses	10	6	14	—	—	3
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	10	6	14	12	35	152
Net investment income (loss)	24	15	33	3	169	1,102
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5	6	15	(49)	(66)	159
Realized gain distributions	17	35	84	131	1,840	2,341
Net realized gain (loss) on investments	22	41	99	82	1,774	2,500
Unrealized appreciation (depreciation)	127	92	283	215	2,405	2,372
Net increase (decrease) in net assets from operations	$173	$148	$415	$300	$4,348	$5,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$2,278	$2,411	$1,403	$532	$20	$335
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	71	32	41	14	7	—
Administrative and other charges	5	2	3	1	—	—
Total expenses	76	34	44	15	7	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	7	13	3	1	—
Administrative and other charges	9	2	4	1	—	—
Total expenses	34	9	17	4	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	193	132	163	62	—	23
Administrative and other charges	58	39	47	21	—	8
Total expenses	251	171	210	83	—	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	22	37	8	4	—	—
Administrative and other charges	4	7	1	1	—	—
Total expenses	26	44	9	5	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	633	—	—	—	—
Administrative and other charges	—	170	—	—	—	—
Total expenses	—	803	—	—	—	—
Total expenses	387	1,061	280	107	8	31
Net investment income (loss)	1,891	1,350	1,123	425	12	304
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,359	1,656	683	505	(16)	147
Realized gain distributions	11,992	24,738	12,755	6,988	35	610
Net realized gain (loss) on investments	13,351	26,394	13,438	7,493	19	757
Unrealized appreciation (depreciation)	6,088	388	5,880	2,589	243	3,551
Net increase (decrease) in net assets from operations	$21,330	$28,132	$20,441	$10,507	$274	$4,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$9	$57	$1	$2	$48	$157
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	—	7	—	23	—
Administrative and other charges	—	—	1	—	2	—
Total expenses	4	—	8	—	25	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	6	—	7	—	13
Administrative and other charges	—	2	—	2	—	5
Total expenses	—	8	—	9	—	18
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4	8	8	9	25	18
Net investment income (loss)	5	49	(7)	(7)	23	139
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(26)	(873)	31	148	11	283
Realized gain distributions	52	483	72	306	—	—
Net realized gain (loss) on investments	26	(390)	103	454	11	283
Unrealized appreciation (depreciation)	47	940	164	698	739	2,349
Net increase (decrease) in net assets from operations	$78	$599	$260	$1,145	$773	$2,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index
Income:
Dividends	$37	$1,546	$260	$159	$58	$179
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	—	4	6	2	2
Administrative and other charges	—	—	—	—	—	—
Total expenses	5	—	4	6	2	2
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	2	—	1	1	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	33	10	11	3	6
Administrative and other charges	—	15	6	4	2	3
Total expenses	—	48	16	15	5	9
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	7	48	21	22	7	11
Net investment income (loss)	30	1,498	239	137	51	168
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	(20)	65	247	87	82
Realized gain distributions	—	—	43	30	50	18
Net realized gain (loss) on investments	1	(20)	108	277	137	100
Unrealized appreciation (depreciation)	30	1,078	405	2,041	573	878
Net increase (decrease) in net assets from operations	$61	$2,556	$752	$2,455	$761	$1,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity
Income:
Dividends	$65	$694	$82	$76	$—	$4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	9	5	7	25	8
Administrative and other charges	1	1	—	—	2	1
Total expenses	17	10	5	7	27	9
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	2	1	2	2
Administrative and other charges	—	—	—	—	1	—
Total expenses	2	1	2	1	3	2
Fidelity Personal Retirement:
Mortality and expense risk charges	5	15	3	5	—	—
Administrative and other charges	2	6	2	2	—	—
Total expenses	7	21	5	7	—	—
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	26	32	12	15	30	11
Net investment income (loss)	39	662	70	61	(30)	(7)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(49)	(149)	(40)	112	(1)	(2)
Realized gain distributions	416	—	188	376	379	140
Net realized gain (loss) on investments	367	(149)	148	488	378	138
Unrealized appreciation (depreciation)	675	1,143	565	671	751	208
Net increase (decrease) in net assets from operations	$1,081	$1,656	$783	$1,220	$1,099	$339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$76	$90	$1,115	$304	$1,443	$339	$771	$130
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	8	—	16	8	12	4	3	5
Administrative and other charges	—	—	1	—	1	—	—	—
Total expenses	8	—	17	8	13	4	3	5
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	1	—	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	9	2	52	23	62	39	13	5
Administrative and other charges	4	1	19	8	23	14	5	2
Total expenses	13	3	71	31	85	53	18	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Total expenses	22	3	88	39	98	57	21	12
Net investment income (loss)	54	87	1,027	265	1,345	282	750	118
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(208)	(36)	(90)	(181)	(31)	78	(89)	(14)
Realized gain distributions	—	—	—	—	—	1,001	—	—
Net realized gain (loss) on investments	(208)	(36)	(90)	(181)	(31)	1,079	(89)	(14)
Unrealized appreciation (depreciation)	1,611	170	574	1,359	2,343	3,428	(471)	117
Net increase (decrease) in net assets from operations	$1,457	$221	$1,511	$1,443	$3,657	$4,789	$190	$221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$250	$161	$2,416	$1,495	$290	$324	$1,937	$1,996
Net realized gain (loss) on investments	—	—	—	—	(2)	(967)	140	(242)
Unrealized appreciation (depreciation)	—	—	—	—	598	367	3,033	(3,103)
Net increase (decrease) in net assets from operations	250	161	2,416	1,495	886	(276)	5,110	(1,349)
Contract Transactions:
Payments received from contract owners	8	—	84,232	82,540	—	—	798	432
Transfers between sub-accounts and the fixed account, net	4,766	11,313	(30,252)	5,783	(155)	(410)	856	(4,586)
Contract benefits	(317)	(247)	(7,324)	(6,289)	(157)	(224)	(1)	—
Contract terminations	(6,283)	(7,444)	(36,136)	(40,410)	(215)	(350)	(1,113)	(2,105)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(10)	15	3	8	(16)	(19)	1	—
Net increase (decrease) in net assets from contract transactions	(1,842)	3,631	10,523	41,632	(544)	(1,004)	541	(6,259)
Total increase (decrease) in net assets	(1,592)	3,792	12,939	43,127	342	(1,280)	5,651	(7,608)
Net Assets:
Beginning of period	22,146	18,354	134,458	91,331	6,437	7,717	34,203	41,811
End of period	$20,554	$22,146	$147,397	$134,458	$6,779	$6,437	$39,854	$34,203
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$486	$610	$661	$718	$(294)	$(305)	$(9)	$(16)
Net realized gain (loss) on investments	2,869	1,972	2,711	1,979	5,024	8,196	3,632	6,135
Unrealized appreciation (depreciation)	6,277	(6,415)	5,339	(5,724)	10,185	(8,295)	7,083	(6,357)
Net increase (decrease) in net assets from operations	9,632	(3,833)	8,711	(3,027)	14,915	(404)	10,706	(238)
Contract Transactions:
Payments received from contract owners	—	—	1,135	221	—	—	752	691
Transfers between sub-accounts and the fixed account, net	(1,028)	(910)	(652)	(3,424)	(2,421)	477	(4,782)	1,172
Contract benefits	(795)	(792)	(13)	—	(777)	(717)	—	—
Contract terminations	(2,428)	(2,004)	(1,192)	(1,181)	(2,004)	(1,838)	(479)	(1,049)
Contract maintenance charges	(5)	(6)	—	—	(9)	(9)	—	—
Other transfers (to) from EFILI, net	(51)	(51)	—	(1)	(74)	(1)	—	—
Net increase (decrease) in net assets from contract transactions	(4,307)	(3,763)	(722)	(4,385)	(5,285)	(2,088)	(4,509)	814
Total increase (decrease) in net assets	5,325	(7,596)	7,989	(7,412)	9,630	(2,492)	6,197	576
Net Assets:
Beginning of period	38,246	45,842	32,271	39,683	46,927	49,419	32,858	32,282
End of period	$43,571	$38,246	$40,260	$32,271	$56,557	$46,927	$39,055	$32,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$68	$64	$294	$275
Net realized gain (loss) on investments	284	90	810	537
Unrealized appreciation (depreciation)	1,547	(1,558)	3,682	(4,166)
Net increase (decrease) in net assets from operations	1,899	(1,404)	4,786	(3,354)
Contract Transactions:
Payments received from contract owners	—	—	229	607
Transfers between sub-accounts and the fixed account, net	(721)	(356)	(1,161)	(3,577)
Contract benefits	(93)	(81)	—	—
Contract terminations	(494)	(289)	(525)	(723)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	5	—	1	7
Net increase (decrease) in net assets from contract transactions	(1,305)	(728)	(1,456)	(3,686)
Total increase (decrease) in net assets	594	(2,132)	3,330	(7,040)
Net Assets:
Beginning of period	7,665	9,797	18,043	25,083
End of period	$8,259	$7,665	$21,373	$18,043

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$305	$255	$1,792	$1,348	$232	$227	$399	$361
Net realized gain (loss) on investments	11	(84)	346	137	1,055	906	1,113	784
Unrealized appreciation (depreciation)	1,032	(441)	3,782	(2,093)	2,687	(2,716)	2,535	(2,516)
Net increase (decrease) in net assets from operations	1,348	(270)	5,920	(608)	3,974	(1,583)	4,047	(1,371)
Contract Transactions:
Payments received from contract owners	—	—	1,908	1,089	—	—	123	389
Transfers between sub-accounts and the fixed account, net	363	(1,490)	8,341	(5,548)	(218)	49	671	(227)
Contract benefits	(387)	(535)	(2)	—	(687)	(549)	(91)	—
Contract terminations	(600)	(594)	(2,053)	(2,116)	(1,778)	(1,198)	(611)	(409)
Contract maintenance charges	(2)	(2)	—	—	(3)	(3)	—	—
Other transfers (to) from EFILI, net	(10)	(2)	2	1	(96)	8	1	—
Net increase (decrease) in net assets from contract transactions	(636)	(2,623)	8,196	(6,574)	(2,782)	(1,693)	93	(247)
Total increase (decrease) in net assets	712	(2,893)	14,116	(7,182)	1,192	(3,276)	4,140	(1,618)
Net Assets:
Beginning of period	15,630	18,523	58,333	65,515	24,130	27,406	22,835	24,453
End of period	$16,342	$15,630	$72,449	$58,333	$25,322	$24,130	$26,975	$22,835

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$4,581	$3,830	$53	$45	$118	$105
Net realized gain (loss) on investments	15,036	14,981	404	362	478	550
Unrealized appreciation (depreciation)	51,366	(30,229)	912	(982)	1,170	(1,371)
Net increase (decrease) in net assets from operations	70,983	(11,418)	1,369	(575)	1,766	(716)
Contract Transactions:
Payments received from contract owners	3,145	2,546	—	—	26	797
Transfers between sub-accounts and the fixed account, net	21,590	(3,003)	53	(22)	108	(273)
Contract benefits	(775)	(1,864)	(138)	(105)	—	—
Contract terminations	(6,748)	(7,697)	(250)	(383)	(30)	(1,431)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(34)	(164)	11	13	(1)	(1)
Net increase (decrease) in net assets from contract transactions	17,169	(10,191)	(325)	(498)	103	(908)
Total increase (decrease) in net assets	88,152	(21,609)	1,044	(1,073)	1,869	(1,624)
Net Assets:
Beginning of period	225,894	247,503	6,412	7,485	7,808	9,432
End of period	$314,046	$225,894	$7,456	$6,412	$9,677	$7,808

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(389)	$(135)	$300	$622	$123	$91	$2,626	$1,861
Net realized gain (loss) on investments	14,164	12,456	18,196	15,106	1,025	966	13,453	14,422
Unrealized appreciation (depreciation)	14,608	(19,505)	20,452	(24,580)	1,818	(1,734)	29,329	(25,838)
Net increase (decrease) in net assets from operations	28,383	(7,184)	38,948	(8,852)	2,966	(677)	45,408	(9,555)
Contract Transactions:
Payments received from contract owners	—	—	2,065	2,653	—	—	6,728	4,411
Transfers between sub-accounts and the fixed account, net	(4,291)	(4,119)	(1,089)	(4,043)	(533)	364	5,467	2,278
Contract benefits	(1,721)	(1,628)	(11)	—	(203)	(336)	—	(38)
Contract terminations	(4,090)	(4,578)	(3,669)	(4,355)	(772)	(969)	(17,423)	(12,793)
Contract maintenance charges	(19)	(21)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	35	154	(2)	(3)	(47)	7	(7)	(6)
Net increase (decrease) in net assets from contract transactions	(10,086)	(10,192)	(2,706)	(5,748)	(1,557)	(936)	(5,235)	(6,148)
Total increase (decrease) in net assets	18,297	(17,376)	36,242	(14,600)	1,409	(1,613)	40,173	(15,703)
Net Assets:
Beginning of period	97,057	114,433	125,306	139,906	13,180	14,793	191,812	207,515
End of period	$115,354	$97,057	$161,548	$125,306	$14,589	$13,180	$231,985	$191,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(4)	$(5)	$32	$28	$425	$(78)	$785	$22
Net realized gain (loss) on investments	291	226	1,548	1,143	1,624	1,374	2,117	2,056
Unrealized appreciation (depreciation)	136	(308)	698	(1,575)	1,834	(2,789)	3,147	(4,405)
Net increase (decrease) in net assets from operations	423	(87)	2,278	(404)	3,883	(1,493)	6,049	(2,327)
Contract Transactions:
Payments received from contract owners	—	—	668	148	—	—	644	205
Transfers between sub-accounts and the fixed account, net	(305)	(350)	(584)	(1,581)	(550)	(267)	357	(2,701)
Contract benefits	(14)	(12)	—	—	(377)	(496)	(33)	—
Contract terminations	(84)	(25)	(251)	(306)	(560)	(519)	(952)	(896)
Contract maintenance charges	—	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	3	2	1	1	(14)	5	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(400)	(386)	(166)	(1,738)	(1,503)	(1,279)	15	(3,393)
Total increase (decrease) in net assets	23	(473)	2,112	(2,142)	2,380	(2,772)	6,064	(5,720)
Net Assets:
Beginning of period	1,643	2,116	7,503	9,645	14,065	16,837	20,567	26,287
End of period	$1,666	$1,643	$9,615	$7,503	$16,445	$14,065	$26,631	$20,567
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(98)	$(80)	$(37)	$(22)	$5	$(62)	$328	$227
Net realized gain (loss) on investments	1,791	1,272	4,936	2,296	2,883	3,287	6,000	5,612
Unrealized appreciation (depreciation)	2,833	6	7,574	(463)	2,147	(7,334)	4,467	(14,238)
Net increase (decrease) in net assets from operations	4,526	1,198	12,473	1,811	5,035	(4,109)	10,795	(8,399)
Contract Transactions:
Payments received from contract owners	—	—	1,208	201	—	—	280	697
Transfers between sub-accounts and the fixed account, net	2,140	(54)	9,186	6,805	(1,333)	(3,043)	(4,164)	(1,970)
Contract benefits	(465)	(376)	(15)	—	(406)	(504)	(11)	—
Contract terminations	(892)	(696)	(1,232)	(1,013)	(1,345)	(1,589)	(1,205)	(1,478)
Contract maintenance charges	(2)	(1)	—	—	(5)	(6)	—	—
Other transfers (to) from EFILI, net	15	31	1	—	(40)	(21)	1	4
Net increase (decrease) in net assets from contract transactions	796	(1,096)	9,148	5,993	(3,129)	(5,163)	(5,099)	(2,747)
Total increase (decrease) in net assets	5,322	102	21,621	7,804	1,906	(9,272)	5,696	(11,146)
Net Assets:
Beginning of period	10,656	10,554	26,232	18,428	23,422	32,694	48,005	59,151
End of period	$15,978	$10,656	$47,853	$26,232	$25,328	$23,422	$53,701	$48,005
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$26	$3	$108	$57	$42	$29	$298	$168
Net realized gain (loss) on investments	324	145	752	385	252	172	1,110	881
Unrealized appreciation (depreciation)	522	(756)	1,258	(1,847)	310	(77)	1,362	(421)
Net increase (decrease) in net assets from operations	872	(608)	2,118	(1,405)	604	124	2,770	628
Contract Transactions:
Payments received from contract owners	—	—	40	81	—	—	854	25
Transfers between sub-accounts and the fixed account, net	(216)	(268)	(200)	(1,110)	455	358	3,933	421
Contract benefits	(61)	(50)	—	—	(53)	(9)	—	—
Contract terminations	(109)	(204)	(305)	(347)	(63)	(74)	(203)	(179)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(8)	9	—	—	6	1	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(394)	(513)	(465)	(1,376)	345	276	4,583	266
Total increase (decrease) in net assets	478	(1,121)	1,653	(2,781)	949	400	7,353	894
Net Assets:
Beginning of period	2,698	3,819	6,524	9,305	2,559	2,159	9,944	9,050
End of period	$3,176	$2,698	$8,177	$6,524	$3,508	$2,559	$17,297	$9,944
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(68)	$(162)	$107	$(94)	$24	$2	$106	$59
Net realized gain (loss) on investments	3,592	3,179	10,817	9,950	(211)	(195)	(705)	(258)
Unrealized appreciation (depreciation)	3,885	(4,582)	9,381	(13,570)	349	(476)	1,210	(2,046)
Net increase (decrease) in net assets from operations	7,409	(1,565)	20,305	(3,714)	162	(669)	611	(2,245)
Contract Transactions:
Payments received from contract owners	—	—	421	476	—	—	90	53
Transfers between sub-accounts and the fixed account, net	1,401	115	27	(441)	(245)	(366)	(1,135)	(580)
Contract benefits	(431)	(466)	—	—	(26)	(51)	—	—
Contract terminations	(320)	(775)	(1,018)	(1,597)	(33)	(45)	(312)	(174)
Contract maintenance charges	(2)	(3)	—	—	—	(1)	—	—
Other transfers (to) from EFILI, net	54	61	1	—	6	7	1	—
Net increase (decrease) in net assets from contract transactions	702	(1,068)	(569)	(1,562)	(298)	(456)	(1,356)	(701)
Total increase (decrease) in net assets	8,111	(2,633)	19,736	(5,276)	(136)	(1,125)	(745)	(2,946)
Net Assets:
Beginning of period	14,888	17,521	41,014	46,290	1,942	3,067	6,355	9,301
End of period	$22,999	$14,888	$60,750	$41,014	$1,806	$1,942	$5,610	$6,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(75)	$(84)	$(24)	$(33)	$18	$5	$253	$156
Net realized gain (loss) on investments	1,180	647	5,015	2,119	95	39	1,223	1,623
Unrealized appreciation (depreciation)	2,078	237	8,438	859	374	(421)	2,564	(4,490)
Net increase (decrease) in net assets from operations	3,183	800	13,429	2,945	487	(377)	4,040	(2,711)
Contract Transactions:
Payments received from contract owners	—	—	1,095	829	—	—	199	832
Transfers between sub-accounts and the fixed account, net	(1,474)	730	(9,555)	5,700	(549)	(798)	(1,622)	(2,884)
Contract benefits	(90)	(65)	(12)	(2)	(19)	(35)	—	—
Contract terminations	(797)	(872)	(970)	(2,011)	(117)	(230)	(349)	(125)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(10)	21	—	(5)	3	2	1	1
Net increase (decrease) in net assets from contract transactions	(2,373)	(188)	(9,442)	4,511	(682)	(1,061)	(1,771)	(2,176)
Total increase (decrease) in net assets	810	612	3,987	7,456	(195)	(1,438)	2,269	(4,887)
Net Assets:
Beginning of period	13,057	12,445	53,342	45,886	1,721	3,159	13,402	18,289
End of period	$13,867	$13,057	$57,329	$53,342	$1,526	$1,721	$15,671	$13,402
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$6	$(5)	$122	$83	$(13)	$(13)	$10	$11
Net realized gain (loss) on investments	256	284	1,584	1,470	272	185	2,178	1,735
Unrealized appreciation (depreciation)	296	(721)	1,760	(3,873)	314	(280)	1,631	(2,210)
Net increase (decrease) in net assets from operations	558	(442)	3,466	(2,320)	573	(108)	3,819	(464)
Contract Transactions:
Payments received from contract owners	—	—	146	117	—	—	135	152
Transfers between sub-accounts and the fixed account, net	(418)	(919)	(1,633)	(5,149)	(316)	635	(2,737)	2,468
Contract benefits	(16)	(21)	—	—	(48)	(33)	—	—
Contract terminations	(116)	(150)	(301)	(546)	(148)	(100)	(458)	(669)
Contract maintenance charges	—	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	3	6	—	1	17	11	—	1
Net increase (decrease) in net assets from contract transactions	(547)	(1,085)	(1,788)	(5,577)	(495)	513	(3,060)	1,952
Total increase (decrease) in net assets	11	(1,527)	1,678	(7,897)	78	405	759	1,488
Net Assets:
Beginning of period	2,228	3,755	12,913	20,810	2,456	2,051	15,422	13,934
End of period	$2,239	$2,228	$14,591	$12,913	$2,534	$2,456	$16,181	$15,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$25	$58	$269	$409	$127	$179	$2,234	$2,437
Net realized gain (loss) on investments	23	90	421	763	48	3	687	48
Unrealized appreciation (depreciation)	566	(373)	2,641	(2,353)	396	(403)	4,168	(4,537)
Net increase (decrease) in net assets from operations	614	(225)	3,331	(1,181)	571	(221)	7,089	(2,052)
Contract Transactions:
Payments received from contract owners	—	—	241	197	—	—	1,683	1,017
Transfers between sub-accounts and the fixed account, net	(371)	(67)	(80)	(2,024)	(381)	(394)	825	(10,203)
Contract benefits	(35)	(38)	—	—	(254)	(226)	—	—
Contract terminations	(174)	(228)	(620)	(299)	(480)	(223)	(3,175)	(4,084)
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	5	6	—	(1)	(23)	9	(1)	—
Net increase (decrease) in net assets from contract transactions	(576)	(328)	(459)	(2,127)	(1,139)	(835)	(668)	(13,270)
Total increase (decrease) in net assets	38	(553)	2,872	(3,308)	(568)	(1,056)	6,421	(15,322)
Net Assets:
Beginning of period	2,881	3,434	14,584	17,892	6,061	7,117	67,119	82,441
End of period	$2,919	$2,881	$17,456	$14,584	$5,493	$6,061	$73,540	$67,119

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(6)	$(5)	$76	$119
Net realized gain (loss) on investments	122	179	1,204	2,033
Unrealized appreciation (depreciation)	488	(504)	5,947	(5,710)
Net increase (decrease) in net assets from operations	604	(330)	7,227	(3,558)
Contract Transactions:
Payments received from contract owners	—	—	332	876
Transfers between sub-accounts and the fixed account, net	(273)	(171)	(49)	(1,973)
Contract benefits	(49)	(66)	(11)	—
Contract terminations	(32)	(99)	(418)	(259)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	4	1	1	1
Net increase (decrease) in net assets from contract transactions	(350)	(335)	(145)	(1,355)
Total increase (decrease) in net assets	254	(665)	7,082	(4,913)
Net Assets:
Beginning of period	2,000	2,665	22,511	27,424
End of period	$2,254	$2,000	$29,593	$22,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$19	$6	$230	$125
Net realized gain (loss) on investments	158	136	1,184	1,033
Unrealized appreciation (depreciation)	388	(488)	2,604	(3,215)
Net increase (decrease) in net assets from operations	565	(346)	4,018	(2,057)
Contract Transactions:
Payments received from contract owners	—	—	484	412
Transfers between sub-accounts and the fixed account, net	(133)	(41)	518	(113)
Contract benefits	(56)	(47)	—	—
Contract terminations	(83)	(25)	(687)	(543)
Contract maintenance charges	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(1)	4	—	—
Net increase (decrease) in net assets from contract transactions	(274)	(110)	315	(244)
Total increase (decrease) in net assets	291	(456)	4,333	(2,301)
Net Assets
Beginning of period	1,968	2,424	12,706	15,007
End of period	$2,259	$1,968	$17,039	$12,706
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$13	$9	$89	$61
Net realized gain (loss) on investments	35	19	104	91
Unrealized appreciation (depreciation)	60	(58)	260	(245)
Net increase (decrease) in net assets from operations	108	(30)	453	(93)
Contract Transactions:
Payments received from contract owners	—	—	131	40
Transfers between sub-accounts and the fixed account, net	(56)	19	472	(705)
Contract benefits	(44)	—	—	—
Contract terminations	(14)	(15)	(18)	(225)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	—	—
Net increase (decrease) in net assets from contract transactions	(115)	5	585	(890)
Total increase (decrease) in net assets	(7)	(25)	1,038	(983)
Net Assets:
Beginning of period	1,056	1,081	3,719	4,702
End of period	$1,049	$1,056	$4,757	$3,719

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$13	$6	$69	$51	$14	$6	$91	$64
Net realized gain (loss) on investments	17	10	99	116	50	38	223	305
Unrealized appreciation (depreciation)	65	(43)	270	(271)	62	(85)	383	(601)
Net increase (decrease) in net assets from operations	95	(27)	438	(104)	126	(41)	697	(232)
Contract Transactions:
Payments received from contract owners	—	—	7	50	—	—	—	5
Transfers between sub-accounts and the fixed account, net	207	196	56	256	302	(140)	317	152
Contract benefits	—	—	—	—	—	—	—	(1)
Contract terminations	—	(2)	(85)	(1,212)	(154)	(7)	(353)	(1,192)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(1)	—	(2)	—	1	2	—
Net increase (decrease) in net assets from contract transactions	206	193	(22)	(908)	148	(146)	(34)	(1,036)
Total increase (decrease) in net assets	301	166	416	(1,012)	274	(187)	663	(1,268)
Net Assets:
Beginning of period	612	446	3,296	4,308	805	992	4,548	5,816
End of period	$913	$612	$3,712	$3,296	$1,079	$805	$5,211	$4,548
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$14	$9	$143	$97	$30	$18	$442	$291
Net realized gain (loss) on investments	91	62	375	375	193	195	1,297	958
Unrealized appreciation (depreciation)	82	(136)	742	(865)	241	(396)	2,423	(2,636)
Net increase (decrease) in net assets from operations	187	(65)	1,260	(393)	464	(183)	4,162	(1,387)
Contract Transactions:
Payments received from contract owners	—	—	1	11	—	—	116	355
Transfers between sub-accounts and the fixed account, net	80	(14)	60	(283)	(204)	(412)	3,317	(361)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(99)	(218)	(245)	(507)	(190)	(110)	(3,238)	(1,061)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	(2)	1	—	(1)	—	(1)	—
Net increase (decrease) in net assets from contract transactions	(19)	(234)	(183)	(779)	(396)	(523)	194	(1,067)
Total increase (decrease) in net assets	168	(299)	1,077	(1,172)	68	(706)	4,356	(2,454)
Net Assets:
Beginning of period	1,016	1,315	7,099	8,271	2,562	3,268	21,257	23,711
End of period	$1,184	$1,016	$8,176	$7,099	$2,630	$2,562	$25,613	$21,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$26	$9	$310	$174	$20	$9	$274	$189
Net realized gain (loss) on investments	95	55	727	426	61	69	1,056	952
Unrealized appreciation (depreciation)	205	(188)	2,077	(1,677)	253	(204)	2,285	(2,547)
Net increase (decrease) in net assets from operations	326	(124)	3,114	(1,077)	334	(126)	3,615	(1,406)
Contract Transactions:
Payments received from contract owners	—	—	614	293	—	—	483	863
Transfers between sub-accounts and the fixed account, net	594	(38)	1,150	921	25	279	(2,496)	1,540
Contract benefits	—	(4)	—	—	—	(1)	—	—
Contract terminations	(370)	—	(298)	(72)	(15)	(7)	(447)	(511)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	—	2	—	—	(1)	(1)
Net increase (decrease) in net assets from contract transactions	223	(41)	1,466	1,144	10	271	(2,461)	1,891
Total increase (decrease) in net assets	549	(165)	4,580	67	344	145	1,154	485
Net Assets:
Beginning of period	1,557	1,722	13,933	13,866	1,406	1,261	15,833	15,348
End of period	$2,106	$1,557	$18,513	$13,933	$1,750	$1,406	$16,987	$15,833

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$24	$17	$15	$10	$33	$20	$3	$1	$169	$139
Net realized gain (loss) on investments	22	26	41	26	99	63	82	154	1,774	2,426
Unrealized appreciation (depreciation)	127	(94)	92	(82)	283	(226)	215	(416)	2,405	(5,737)
Net increase (decrease) in net assets from operations	173	(51)	148	(46)	415	(143)	300	(261)	4,348	(3,172)
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	173	540
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	(100)	154	(1,139)	(179)
Contract benefits	(132)	(131)	(84)	(84)	(141)	(140)	(11)	(18)	—	—
Contract terminations	—	—	—	—	—	—	(72)	(4)	(431)	(482)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	13	7	16	12	11	8	—	3	(1)	3
Net increase (decrease) in net assets from contract transactions	(119)	(124)	(68)	(72)	(130)	(132)	(183)	135	(1,398)	(118)
Total increase (decrease) in net assets	54	(175)	80	(118)	285	(275)	117	(126)	2,950	(3,290)
Net Assets:
Beginning of period	1,539	1,714	974	1,092	2,160	2,435	1,429	1,555	19,491	22,781
End of period	$1,593	$1,539	$1,054	$974	$2,445	$2,160	$1,546	$1,429	$22,441	$19,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$1,102	$907	$1,891	$1,504	$1,350	$852	$1,123	$740
Net realized gain (loss) on investments	2,500	2,520	13,351	12,114	26,394	21,900	13,438	10,504
Unrealized appreciation (depreciation)	2,372	(4,540)	6,088	(20,932)	388	(34,084)	5,880	(19,040)
Net increase (decrease) in net assets from operations	5,974	(1,113)	21,330	(7,314)	28,132	(11,332)	20,441	(7,796)
Contract Transactions:
Payments received from contract owners	1,198	789	4,764	2,874	3,172	2,644	4,190	2,809
Transfers between sub-accounts and the fixed account, net	9,535	4,521	1,316	3,342	4,816	1,408	(1,587)	4,076
Contract benefits	(188)	(105)	(1,943)	(765)	(1,387)	(789)	(351)	(374)
Contract terminations	(5,014)	(7,323)	(8,729)	(7,859)	(15,840)	(13,734)	(4,240)	(4,205)
Contract maintenance charges	(1)	(1)	(2)	(3)	(2)	(3)	—	—
Other transfers (to) from EFILI, net	(3)	13	94	100	(71)	39	54	55
Net increase (decrease) in net assets from contract transactions	5,527	(2,106)	(4,500)	(2,311)	(9,312)	(10,435)	(1,934)	2,361
Total increase (decrease) in net assets	11,501	(3,219)	16,830	(9,625)	18,820	(21,767)	18,507	(5,435)
Net Assets:
Beginning of period	56,235	59,454	124,124	133,749	147,945	169,712	91,834	97,269
End of period	$67,736	$56,235	$140,954	$124,124	$166,765	$147,945	$110,341	$91,834
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$425	$254	$12	$25	$304	$437	$5	$5
Net realized gain (loss) on investments	7,493	5,611	19	53	757	1,287	26	88
Unrealized appreciation (depreciation)	2,589	(10,088)	243	(335)	3,551	(4,707)	47	(330)
Net increase (decrease) in net assets from operations	10,507	(4,223)	274	(257)	4,612	(2,983)	78	(237)
Contract Transactions:
Payments received from contract owners	691	2,006	—	—	529	104	—	—
Transfers between sub-accounts and the fixed account, net	(5,144)	3,625	18	(521)	(262)	(3,246)	(110)	(319)
Contract benefits	(122)	(160)	(22)	(42)	—	(2)	(4)	(13)
Contract terminations	(301)	(824)	(132)	(92)	(609)	(354)	(79)	(6)
Contract maintenance charges	(1)	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	14	(5)	11	8	2	—	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(4,863)	4,641	(125)	(647)	(340)	(3,498)	(194)	(339)
Total increase (decrease) in net assets	5,644	418	149	(904)	4,272	(6,481)	(116)	(576)
Net Assets:
Beginning of period	42,062	41,644	1,004	1,908	14,776	21,257	682	1,258
End of period	$47,706	$42,062	$1,153	$1,004	$19,048	$14,776	$566	$682

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$49	$89	$(7)	$8	$(7)	$42	$23	$(10)
Net realized gain (loss) on investments	(390)	597	103	80	454	219	11	120
Unrealized appreciation (depreciation)	940	(2,562)	164	(142)	698	(459)	739	(804)
Net increase (decrease) in net assets from operations	599	(1,876)	260	(54)	1,145	(198)	773	(694)
Contract Transactions:
Payments received from contract owners	2	46	—	—	299	15	—	—
Transfers between sub-accounts and the fixed account, net	(3,032)	(1,840)	192	100	1,103	826	(178)	(843)
Contract benefits	—	—	(13)	(16)	—	(2)	(201)	(220)
Contract terminations	(74)	(47)	(169)	(5)	(16)	(134)	(12)	(69)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	(1)	(1)	—	—	2	28	21
Net increase (decrease) in net assets from contract transactions	(3,103)	(1,842)	9	79	1,386	707	(363)	(1,111)
Total increase (decrease) in net assets	(2,504)	(3,718)	269	25	2,531	509	410	(1,805)
Net Assets:
Beginning of period	5,592	9,310	793	768	2,868	2,359	2,891	4,696
End of period	$3,088	$5,592	$1,062	$793	$5,399	$2,868	$3,301	$2,891

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$139	$36	$30	$24	$1,498	$1,139	$239	$81	$137	$53
Net realized gain (loss) on investments	283	1,376	1	—	(20)	(15)	108	(1)	277	19
Unrealized appreciation (depreciation)	2,349	(3,753)	30	(42)	1,078	(1,513)	405	22	2,041	(848)
Net increase (decrease) in net assets from operations	2,771	(2,341)	61	(18)	2,556	(389)	752	102	2,455	(776)
Contract Transactions:
Payments received from contract owners	474	412	—	—	4,025	2,866	520	86	357	115
Transfers between sub-accounts and the fixed account, net	611	(5,239)	(101)	355	(5,272)	4,618	7,598	6,824	1,957	7,870
Contract benefits	—	—	(26)	(25)	(77)	—	(7)	—	(11)	(2)
Contract terminations	(292)	(161)	(96)	(8)	(729)	(933)	(121)	(2)	(59)	(1)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(1)	8	10	—	2	3	2	3	—
Net increase (decrease) in net assets from contract transactions	792	(4,989)	(215)	332	(2,053)	6,553	7,993	6,910	2,247	7,982
Total increase (decrease) in net assets	3,563	(7,330)	(154)	314	503	6,164	8,745	7,012	4,702	7,206
Net Assets:
Beginning of period	8,987	16,317	827	513	31,453	25,289	7,012	—	7,206	—
End of period	$12,550	$8,987	$673	$827	$31,956	$31,453	$15,757	$7,012	$11,908	$7,206
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$51	$16	$168	$37	$39	$1	$662	$706
Net realized gain (loss) on investments	137	(1)	100	4	367	(52)	(149)	(121)
Unrealized appreciation (depreciation)	573	(335)	878	(371)	675	(1,271)	1,143	(1,608)
Net increase (decrease) in net assets from operations	761	(320)	1,146	(330)	1,081	(1,322)	1,656	(1,023)
Contract Transactions:
Payments received from contract owners	219	79	354	102	5	21	115	202
Transfers between sub-accounts and the fixed account, net	2,589	2,217	3,794	3,871	(148)	(24)	(978)	(759)
Contract benefits	(1)	—	(5)	(1)	(25)	(27)	(14)	(13)
Contract terminations	(58)	—	(96)	—	(161)	(586)	(534)	(712)
Contract maintenance charges	—	—	—	—	—	(1)	—	—
Other transfers (to) from EFILI, net	2	(7)	1	(4)	2	5	—	2
Net increase (decrease) in net assets from contract transactions	2,751	2,289	4,048	3,968	(327)	(612)	(1,411)	(1,280)
Total increase (decrease) in net assets	3,512	1,969	5,194	3,638	754	(1,934)	245	(2,303)
Net Assets:
Beginning of period	1,969	—	3,638	—	5,887	7,821	12,211	14,514
End of period	$5,481	$1,969	$8,832	$3,638	$6,641	$5,887	$12,456	$12,211

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$70	$50	$61	$47	$(30)	$(29)
Net realized gain (loss) on investments	148	183	488	232	378	483
Unrealized appreciation (depreciation)	565	(595)	671	(1,216)	751	(661)
Net increase (decrease) in net assets from operations	783	(362)	1,220	(937)	1,099	(207)
Contract Transactions:
Payments received from contract owners	—	7	9	9	—	—
Transfers between sub-accounts and the fixed account, net	(1,082)	(484)	58	283	(74)	(126)
Contract benefits	(16)	(18)	(20)	(22)	(43)	(41)
Contract terminations	(71)	(87)	(150)	(128)	(89)	(503)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(3)	3	3	4	9	6
Net increase (decrease) in net assets from contract transactions	(1,172)	(579)	(100)	146	(199)	(666)
Total increase (decrease) in net asset	(389)	(941)	1,120	(791)	900	(873)
Net Assets:
Beginning of period	4,976	5,917	5,129	5,920	2,974	3,847
End of period	$4,587	$4,976	$6,249	$5,129	$3,874	$2,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(7)	$(9)	$54	$184
Net realized gain (loss) on investments	138	124	(208)	(102)
Unrealized appreciation (depreciation)	208	(215)	1,611	(2,204)
Net increase (decrease) in net assets from operations	339	(100)	1,457	(2,122)
Contract Transactions:
Payments received from contract owners	—	—	8	100
Transfers between sub-accounts and the fixed account, net	(120)	(59)	(1,010)	(2,699)
Contract benefits	(27)	(26)	(6)	(7)
Contract terminations	(22)	(66)	(354)	(104)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	6	(25)	1	(1)
Net increase (decrease) in net assets from contract transactions	(163)	(176)	(1,361)	(2,711)
Total increase (decrease) in net assets	176	(276)	96	(4,833)
Net Assets:
Beginning of period	1,185	1,461	8,796	13,629
End of period	$1,361	$1,185	$8,892	$8,796

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$87	$47	$1,027	$684	$265	$430	$1,345	$1,106
Net realized gain (loss) on investments	(36)	(36)	(90)	(50)	(181)	(209)	(31)	393
Unrealized appreciation (depreciation)	170	(368)	574	(592)	1,359	(676)	2,343	(1,912)
Net increase (decrease) in net assets from operations	221	(357)	1,511	42	1,443	(455)	3,657	(413)
Contract Transactions:
Payments received from contract owners	1	1	457	720	67	268	1,150	996
Transfers between sub-accounts and the fixed account, net	(588)	463	(3,263)	3,716	(624)	(338)	1,135	(2,018)
Contract benefits	—	—	(143)	(2)	(3)	(22)	(23)	(3)
Contract terminations	(8)	—	(2,441)	(4,378)	(773)	(1,239)	(1,909)	(3,303)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	1	—	2	(2)	(1)	—
Net increase (decrease) in net assets from contract transactions	(596)	465	(5,390)	55	(1,331)	(1,333)	352	(4,328)
Total increase (decrease) in net assets	(375)	108	(3,879)	97	112	(1,788)	4,009	(4,741)
Net Assets:
Beginning of period	2,264	2,156	41,193	41,096	17,959	19,747	45,629	50,370
End of period	$1,889	$2,264	$37,314	$41,193	$18,071	$17,959	$49,638	$45,629

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$282	$183	$750	$(21)	$118	$141
Net realized gain (loss) on investments	1,079	1,153	(89)	(133)	(14)	(110)
Unrealized appreciation (depreciation)	3,428	(3,791)	(471)	344	117	(48)
Net increase (decrease) in net assets from operations	4,789	(2,455)	190	190	221	(17)
Contract Transactions:
Payments received from contract owners	117	181	5	25	19	42
Transfers between sub-accounts and the fixed account, net	(1,340)	(2,418)	909	(585)	(122)	(798)
Contract benefits	(1)	(1)	(1)	—	—	—
Contract terminations	(1,091)	(1,667)	(798)	(516)	(118)	(206)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(2)	—	(2)	—	(2)	—
Net increase (decrease) in net assets from contract transactions	(2,317)	(3,905)	113	(1,076)	(223)	(962)
Total increase (decrease) in net assets	2,472	(6,360)	303	(886)	(2)	(979)
Net Assets:
Beginning of period	28,233	34,593	10,624	11,510	4,879	5,858
End of period	$30,705	$28,233	$10,927	$10,624	$4,877	$4,879

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

As of December 31, 2019, the net assets and units of Retirement Reserve contracts that have annuitized were $20,766,000 and 760,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2019 or 2018. The Account had no Level 3 activity during 2019 and 2018.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2019 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

EFILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by EFILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, LLC. ("FIIS"), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2019 were 0.045% to 0.79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2019:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$10,016	$11,608
VIP - Government Money Market Investor Class	112,802	99,862
VIP - High Income	500	756
VIP - High Income Investor Class	10,479	8,001
VIP - Equity Income	3,882	5,015
VIP - Equity Income Investor Class	9,974	7,749
VIP - Growth	4,204	6,501
VIP - Growth Investor Class	8,439	10,640
VIP - Overseas	487	1,420
VIP - Overseas, Investor Class	2,585	3,027

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Investment Grade Bond	$1,382	$1,710
VIP - Investment Grade Bond Investor Class	20,729	10,741
VIP - Asset Manager	1,898	3,382
VIP - Asset Manager Investor Class	3,477	1,954
VIP - Index 500	58,152	32,483
VIP - Asset Manager: Growth	629	532
VIP - Asset Manager: Growth Investor Class	940	261
VIP - Contrafund	13,665	11,868
VIP - Contrafund Investor Class	31,218	17,433
VIP - Balanced	2,356	3,136
VIP - Balanced Investor Class	38,780	31,432
VIP - Dynamic Capital Appreciation	395	529
VIP - Dynamic Capital Appreciation Investor Class	3,056	1,759
VIP - Growth & Income	2,042	1,801
VIP - Growth & Income Investor Class	6,703	3,977
VIP - Growth Opportunities	4,572	2,758
VIP - Growth Opportunities Investor Class	22,312	10,299
VIP - Mid Cap	3,152	3,515
VIP - Mid Cap Investor Class	10,706	9,631
VIP - Value Strategies	626	713
VIP - Value Strategies Investor Class	2,621	2,289
VIP - Utilities	953	365
VIP - Utilities Investor Class	8,549	2,872
VIP - Technology	6,115	2,333
VIP - Technology Investor Class	21,481	12,946
VIP - Energy	219	492
VIP - Energy Investor Class	1,725	2,972
VIP - Health Care	1,702	3,216
VIP - Heath Care Investor Class	12,179	17,690
VIP - Financial Services	578	1,110
VIP - Financial Services Investor Class	3,821	4,325
VIP - Industrials	435	724
VIP - Industrials Investor Class	4,290	4,454
VIP - Consumer Discretionary	396	777
VIP - Consumer Discretionary Investor Class	4,570	6,813
VIP - Real Estate	293	777
VIP - Real Estate Investor Class	3,993	3,841
VIP - Strategic Income	573	1,546
VIP - Strategic Income Investor Class	13,166	11,072
VIP - International Capital Appreciation	142	481
VIP - International Capital Appreciation Investor Class	4,963	4,806
VIP - Value	255	361
VIP - Value Investor Class	4,038	2,483
VIP - Freedom Income	105	183
VIP - Investor Freedom Income Investor Class	1,196	439
VIP - Freedom 2005	287	57
VIP - Investor Freedom 2005 Investor Class	579	462
VIP - Freedom 2010	359	162
VIP - Investor Freedom 2010 Investor Class	681	420
VIP - Freedom 2015	236	164
VIP - Investor Freedom 2015 Investor Class	1,160	880
VIP - Freedom 2020	230	447
VIP - Investor Freedom 2020 Investor Class	5,503	3,997
VIP - Freedom 2025	691	397
VIP - Investor Freedom 2025 Investor Class	4,120	1,840
VIP - Freedom 2030	128	42

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Investor Freedom 2030 Investor Class	$3,806	$5,396
VIP - Freedom Lifetime Income I	64	142
VIP - Freedom Lifetime Income II	72	90
VIP - Freedom Lifetime Income III	141	155
VIP - Disciplined Small Cap	566	614
VIP - Disciplined Small Cap Investor Class	6,563	5,951
VIP - FundsManager 20% Investor Class	16,902	7,933
VIP - FundsManager 50% Investor Class	32,599	23,221
VIP - FundsManager 60% Investor Class	42,901	26,123
VIP - FundsManager 70% Investor Class	26,281	14,340
VIP - FundsManager 85% Investor Class	11,829	9,280
VIP - Consumer Staples	240	319
VIP - Consumer Staples Investor Class	4,889	4,316
VIP - Materials	66	203
VIP - Materials Investor Class	947	3,518
VIP - Communication Services	508	433
VIP - Communication Services Investor Class	3,638	1,953
VIP - Emerging Markets	165	506
VIP - Emerging Markets Investor	7,821	6,890
VIP - Floating Rate High Income	157	340
VIP - Floating Rate High Income Investor Class	11,114	11,669
VIP - Bond Index	9,300	1,027
VIP - Total Market Index	5,558	3,144
VIP - Extended Market Index	4,321	1,471
VIP - International Index	5,300	1,066
VIF - Emerging Markets Equity	1,032	904
VIF - Emerging Markets Debt	3,261	4,010
VIF - Global Strategist	371	1,285
Invesco - V.I. Global Core Equity	1,111	774
WFF - VT Discovery	387	237
WFF - VT Opportunity	151	182
Lazard - Retirement Emerging Markets	544	1,851
PVIT - Commodity Real Return	541	1,049
PVIT - Low Duration	5,445	9,808
PVIT - Real Return Portfolio	1,786	2,853
PVIT - Total Return Portfolio	9,000	7,303
Blackrock - Global Allocation V.I.	1,862	2,896
FTVIP - Templeton Global Bond	2,600	1,736
FTVIP - Franklin U.S. Gov't Securities	1,039	1,143

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2019:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	20,551	$20,551	$1.00
VIP - Government Money Market Investor Class	147,398	147,398	1.00
VIP - High Income	1,247	15,140	5.43
VIP - High Income Investor Class	7,394	44,325	5.39
VIP - Equity Income	1,833	46,642	23.77
VIP - Equity Income Investor Class	1,704	41,700	23.63
VIP - Growth	715	41,757	79.09
VIP - Growth Investor Class	496	34,113	78.67
VIP - Overseas	357	9,062	23.13
VIP - Overseas, Investor Class	927	21,103	23.05

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Investment Grade Bond	1,240	$16,928	$13.17
VIP - Investment Grade Bond Investor Class	5,522	72,834	13.12
VIP - Asset Manager	1,662	28,317	15.23
VIP - Asset Manager Investor Class	1,784	28,762	15.12
VIP - Index 500	980	234,999	320.35
VIP - Asset Manager: Growth	388	6,839	19.20
VIP - Asset Manager Growth Investor Class	507	9,663	19.07
VIP - Contrafund	3,103	99,825	37.17
VIP - Contrafund Investor Class	4,377	150,465	36.91
VIP - Balanced	746	12,914	19.55
VIP - Balanced Investor Class	11,977	205,479	19.37
VIP - Dynamic Capital Appreciation	126	1,724	13.20
VIP - Dynamic Capital Appreciation Investor Class	730	9,786	13.17
VIP - Growth & Income	741	14,001	22.17
VIP - Growth & Income Investor Class	1,207	25,485	22.07
VIP - Growth Opportunities	327	12,364	48.86
VIP - Growth Opportunities Investor Class	986	40,083	48.52
VIP - Mid Cap	768	26,833	32.95
VIP - Mid Cap Investor Class	1,641	58,098	32.72
VIP - Value Strategies	238	3,455	13.31
VIP - Value Strategies Investor Class	619	9,052	13.20
VIP - Utilities	187	3,137	18.79
VIP - Utilities Investor Class	927	15,846	18.66
VIP - Technology	1,205	19,392	19.08
VIP - Technology Investor Class	3,231	55,358	18.80
VIP - Energy	113	3,323	15.91
VIP - Energy Investor Class	353	9,069	15.88
VIP - Health Care	416	12,030	33.32
VIP - Heath Care Investor Class	1,736	50,091	33.02
VIP - Financial Services	112	1,591	13.62
VIP - Financial Services Investor Class	1,156	15,082	13.56
VIP - Industrials	102	2,261	21.98
VIP - Industrials Investor Class	669	14,952	21.82
VIP - Consumer Discretionary	100	2,181	25.27
VIP - Consumer Discretionary Investor Class	642	14,603	25.20
VIP - Real Estate	147	3,643	19.79
VIP - Real Estate Investor Class	887	18,674	19.67
VIP - Strategic Income	480	5,660	11.45
VIP - Strategic Income Investor Class	6,445	76,088	11.41
VIP - International Capital Appreciation	116	1,861	19.50
VIP - International Capital Appreciation Investor Class	1,529	24,626	19.35
VIP - Value	143	2,252	15.78
VIP - Value Investor Class	1,082	16,940	15.75
VIP - Freedom Income	88	987	11.89
VIP - Investor Freedom Income Investor Class	399	4,606	11.91
VIP - Freedom 2005	72	869	12.75
VIP - Investor Freedom 2005 Investor Class	304	3,536	12.20
VIP - Freedom 2010	80	1,026	13.42
VIP - Investor Freedom 2010 Investor Class	406	4,804	12.84
VIP - Freedom 2015	90	1,147	13.19
VIP - Investor Freedom 2015 Investor Class	636	7,455	12.86
VIP - Freedom 2020	188	2,435	14.01
VIP - Investor Freedom 2020 Investor Class	1,927	23,448	13.29
VIP - Freedom 2025	137	1,898	15.34
VIP - Investor Freedom 2025 Investor Class	1,287	16,724	14.38
VIP - Freedom 2030	115	1,567	15.28
VIP - Investor Freedom 2030 Investor Class	1,191	15,357	14.26

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Lifetime Income I	138	$1,574	$11.49
VIP - Freedom Lifetime Income II	81	965	12.98
VIP - Freedom Lifetime Income III	181	2,181	13.53
VIP - Disciplined Small Cap	105	1,678	14.68
VIP - Disciplined Small Cap Investor Class	1,536	24,326	14.61
VIP - FundsManager 20% Investor Class	6,058	68,562	11.18
VIP - FundsManager 50% Investor Class	11,477	139,775	12.28
VIP - FundsManager 60% Investor Class	16,349	176,582	10.20
VIP - FundsManager 70% Investor Class	8,919	109,658	12.37
VIP - FundsManager 85% Investor Class	3,885	48,512	12.28
VIP - Consumer Staples	61	1,164	18.76
VIP - Consumer Staples Investor Class	1,020	19,007	18.67
VIP - Materials	48	738	11.74
VIP - Materials Investor Class	263	4,110	11.73
VIP - Communication Services	82	1,050	12.98
VIP - Communication Services Investor Class	419	5,208	12.88
VIP - Emerging Markets	260	3,189	12.68
VIP - Emerging Markets Investor Class	994	12,057	12.63
VIP - Floating Rate High Income	68	689	9.85
VIP - Floating Rate High Income Investor Class	3,244	32,688	9.85
VIP - Bond Index	1,475	15,328	10.68
VIP - Total Market Index	1,004	10,715	11.86
VIP - Extended Market Index	504	5,242	10.87
VIP - International Index	881	8,324	10.03
VIF - Emerging Markets Equity	415	9,093	15.99
VIF - Emerging Markets Debt	1,622	14,852	7.68
VIF - Global Strategist	420	5,165	10.91
Invesco - V.I. Global Core Equity	608	5,787	10.28
WFF - VT Discovery	118	3,795	32.85
WFF - VT Opportunity	51	1,423	26.68
Lazard - Retirement Emerging Markets	408	10,373	21.78
PVIT - Commodity Real Return	295	3,408	6.41
PVIT - Low Duration	3,658	39,134	10.20
PVIT - Real Return Portfolio	1,430	20,545	12.64
PVIT - Total Return Portfolio	4,504	51,948	11.02
Blackrock - Global Allocation V.I.	1,800	31,536	17.06
FTVIP - Templeton Global Bond	684	13,320	15.97
FTVIP - Franklin U.S. Gov't Securities	405	5,242	12.05

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market
Units Issued	554	897	—	—
Units Redeemed	(637)	(719)	(5)	(4)
Net Increase (Decrease)	(83)	178	(5)	(4)
VIP - High Income
Units Issued	3	6	—	—
Units Redeemed	(10)	(20)	(3)	(3)
Net Increase (Decrease)	(7)	(14)	(3)	(3)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Equity-Income
Units Issued	4	6	—	—
Units Redeemed	(36)	(33)	(3)	(6)
Net Increase (Decrease)	(32)	(27)	(3)	(6)
VIP - Growth
Units Issued	5	12	—	1
Units Redeemed	(31)	(24)	(4)	(3)
Net Increase (Decrease)	(26)	(12)	(4)	(2)
VIP - Overseas
Units Issued	2	10	—	1
Units Redeemed	(26)	(21)	(1)	(4)
Net Increase (Decrease)	(24)	(11)	(1)	(3)
VIP - Investment Grade Bond
Units Issued	22	12	—	—
Units Redeemed	(30)	(65)	(6)	(9)
Net Increase (Decrease)	(8)	(53)	(6)	(9)
VIP - Asset Manager
Units Issued	9	10	—	—
Units Redeemed	(51)	(35)	(2)	(3)
Net Increase (Decrease)	(42)	(25)	(2)	(3)
VIP - Index 500
Units Issued	28	31	—	4
Units Redeemed	(62)	(108)	(7)	(11)
Net Increase (Decrease)	(34)	(77)	(7)	(7)
VIP - Asset Manager: Growth
Units Issued	3	2	—	—
Units Redeemed	(10)	(12)	(1)	(1)
Net Increase (Decrease)	(7)	(10)	(1)	(1)
VIP - Contrafund
Units Issued	17	18	1	2
Units Redeemed	(107)	(113)	(8)	(11)
Net Increase (Decrease)	(90)	(95)	(7)	(9)
VIP - Balanced
Units Issued	46	29	—	1
Units Redeemed	(83)	(51)	(5)	(6)
Net Increase (Decrease)	(37)	(22)	(5)	(5)
VIP - Dynamic Capital Appreciation
Units Issued	3	3	—	—
Units Redeemed	(14)	(13)	—	(1)
Net Increase (Decrease)	(11)	(10)	—	(1)
VIP - Growth & Income
Units Issued	4	12	—	—
Units Redeemed	(36)	(36)	(5)	(7)
Net Increase (Decrease)	(32)	(24)	(5)	(7)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Growth Opportunities
Units Issued	80	38	5	3
Units Redeemed	(60)	(64)	(5)	(7)
Net Increase (Decrease)	20	(26)	—	(4)
VIP - Mid Cap
Units Issued	6	7	—	2
Units Redeemed	(62)	(102)	(8)	(10)
Net Increase (Decrease)	(56)	(95)	(8)	(8)
VIP - Value Strategies
Units Issued	11	3	—	—
Units Redeemed	(22)	(19)	(2)	(1)
Net Increase (Decrease)	(11)	(16)	(2)	(1)
VIP - Utilities
Units Issued	21	25	2	9
Units Redeemed	(10)	(19)	(3)	(6)
Net Increase (Decrease)	11	6	(1)	3
VIP - Technology
Units Issued	67	111	4	10
Units Redeemed	(50)	(139)	(7)	(16)
Net Increase (Decrease)	17	(28)	(3)	(6)
VIP - Energy
Units Issued	7	17	1	2
Units Redeemed	(21)	(34)	(2)	(3)
Net Increase (Decrease)	(14)	(17)	(1)	(1)
VIP - Health Care
Units Issued	14	61	3	4
Units Redeemed	(62)	(69)	(1)	(1)
Net Increase (Decrease)	(48)	(8)	2	3
VIP - Financial Services
Units Issued	25	37	1	1
Units Redeemed	(57)	(96)	(10)	(5)
Net Increase (Decrease)	(32)	(59)	(9)	(4)
VIP - Industrials
Units Issued	3	6	—	—
Units Redeemed	(13)	(27)	(2)	(1)
Net Increase (Decrease)	(10)	(21)	(2)	(1)
VIP - Consumer Discretionary
Units Issued	7	26	1	1
Units Redeemed	(21)	(12)	(2)	(1)
Net Increase (Decrease)	(14)	14	(1)	—
VIP - Real Estate
Units Issued	6	7	—	—
Units Redeemed	(21)	(16)	—	(1)
Net Increase (Decrease)	(15)	(9)	—	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Strategic Income
Units Issued	18	14	—	—
Units Redeemed	(67)	(51)	(4)	(5)
Net Increase (Decrease)	(49)	(37)	(4)	(5)
VIP - International Capital Appreciation
Units Issued	5	24	1	—
Units Redeemed	(22)	(30)	—	(12)
Net Increase (Decrease)	(17)	(6)	1	(12)
VIP - Value
Units Issued	3	8	—	—
Units Redeemed	(13)	(11)	(2)	(3)
Net Increase (Decrease)	(10)	(3)	(2)	(3)
VIP - Freedom Income
Units Issued	4	7	—	—
Units Redeemed	(11)	(7)	—	—
Net Increase (Decrease)	(7)	—	—	—
VIP - Freedom 2005
Units Issued	15	12	—	—
Units Redeemed	(3)	(1)	—	—
Net Increase (Decrease)	12	11	—	—
VIP - Freedom 2010
Units Issued	15	—	—	—
Units Redeemed	(8)	(8)	—	—
Net Increase (Decrease)	7	(8)	—	—
VIP - Freedom 2015
Units Issued	7	—	—	—
Units Redeemed	(8)	(12)	—	—
Net Increase (Decrease)	(1)	(12)	—	—
VIP - Freedom 2020
Units Issued	1	5	—	—
Units Redeemed	(20)	(31)	—	—
Net Increase (Decrease)	(19)	(26)	—	—
VIP - Freedom 2025
Units Issued	27	5	—	—
Units Redeemed	(17)	(7)	—	—
Net Increase (Decrease)	10	(2)	—	—
VIP - Freedom 2030
Units Issued	2	24	—	—
Units Redeemed	(1)	(12)	—	—
Net Increase (Decrease)	1	12	—	—
VIP - Disciplined Small Cap
Units Issued	21	25	1	3
Units Redeemed	(29)	(20)	(4)	(2)
Net Increase (Decrease)	(8)	5	(3)	1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - FundsManager 20% Investor Class
Units Issued	8	10	—	1
Units Redeemed	(24)	(56)	(5)	(5)
Net Increase (Decrease)	(16)	(46)	(5)	(4)
VIP - FundsManager 50% Investor Class
Units Issued	38	12	3	—
Units Redeemed	(70)	(61)	(23)	(29)
Net Increase (Decrease)	(32)	(49)	(20)	(29)
VIP - FundsManager 60% Investor Class
Units Issued	17	14	1	1
Units Redeemed	(117)	(17)	(5)	(6)
Net Increase (Decrease)	(100)	(3)	(4)	(5)
VIP - FundsManager 70% Investor Class
Units Issued	18	14	2	4
Units Redeemed	(19)	(59)	(12)	(15)
Net Increase (Decrease)	(1)	(45)	(10)	(11)
VIP - FundsManager 85% Investor Class
Units Issued	25	5	1	—
Units Redeemed	(2)	(36)	(3)	(6)
Net Increase (Decrease)	23	(31)	(2)	(6)
VIP - Consumer Staples
Units Issued	7	4	—	—
Units Redeemed	(12)	(31)	—	(1)
Net Increase (Decrease)	(5)	(27)	—	(1)
VIP - Materials
Units Issued	—	6	—	—
Units Redeemed	(11)	(21)	—	—
Net Increase (Decrease)	(11)	(15)	—	—
VIP - Communication Services
Units Issued	24	11	—	—
Units Redeemed	(24)	(6)	—	—
Net Increase (Decrease)	—	5	—	—
VIP - Emerging Markets
Units Issued	12	71	—	2
Units Redeemed	(47)	(164)	(1)	(12)
Net Increase (Decrease)	(35)	(93)	(1)	(10)
VIP - Floating Rate High Income
Units Issued	10	51	1	1
Units Redeemed	(27)	(21)	(2)	(2)
Net Increase (Decrease)	(17)	30	(1)	(1)
VIP - Bond Index
Units Issued	34	32	—	5
Units Redeemed	(5)	(9)	(1)	—
Net Increase (Decrease)	29	23	(1)	5
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Total Market Index
Units Issued	23	83	—	9
Units Redeemed	(17)	(17)	(1)	—
Net Increase (Decrease)	6	66	(1)	9
VIP - Extended Market Index
Units Issued	43	13	3	—
Units Redeemed	(10)	(1)	—	—
Net Increase (Decrease)	33	12	3	—
VIP - International Index
Units Issued	19	43	—	3
Units Redeemed	(6)	(18)	(1)	—
Net Increase (Decrease)	13	25	(1)	3
VIF - Emerging Markets Equity
Units Issued	7	3	—	—
Units Redeemed	(9)	(13)	(1)	—
Net Increase (Decrease)	(2)	(10)	(1)	—
VIF - Emerging Markets Debt
Units Issued	3	1	—	—
Units Redeemed	(5)	(14)	(1)	—
Net Increase (Decrease)	(2)	(13)	(1)	—
VIF - Global Strategist
Units Issued	1	—	—	—
Units Redeemed	(9)	(1)	(1)	(1)
Net Increase (Decrease)	(8)	(1)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	13	2	—	1
Units Redeemed	(10)	(27)	(1)	(1)
Net Increase (Decrease)	3	(25)	(1)	—
WFF - VT Discovery
Units Issued	1	—	—	—
Units Redeemed	(4)	(12)	(1)	(1)
Net Increase (Decrease)	(3)	(12)	(1)	(1)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(3)	(2)	—	(1)
Net Increase (Decrease)	(3)	(2)	—	(1)
Lazard - Retirement Emerging Markets
Units Issued	2	—	—	—
Units Redeemed	(16)	(32)	—	(2)
Net Increase (Decrease)	(14)	(32)	—	(2)
PVIT - Commodity Real Return
Units Issued	—	—	—	—
Units Redeemed	—	(4)	—	—
Net Increase (Decrease)	—	(4)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
PVIT - Low Duration
Units Issued	37	28	—	—
Units Redeemed	(60)	(70)	—	—
Net Increase (Decrease)	(23)	(42)	—	—
PVIT - Real Return
Units Issued	6	5	—	—
Units Redeemed	(6)	(51)	—	—
Net Increase (Decrease)	—	(46)	—	—
PVIT - Total Return
Units Issued	33	15	—	—
Units Redeemed	(42)	(34)	—	—
Net Increase (Decrease)	(9)	(19)	—	—
Blackrock - Global Allocation V.I.
Units Issued	1	2	—	—
Units Redeemed	(4)	(11)	—	—
Net Increase (Decrease)	(3)	(9)	—	—
FTVIP - Templeton Global Bond
Units Issued	11	—	—	—
Units Redeemed	(19)	(2)	—	—
Net Increase (Decrease)	(8)	(2)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	19	38	—	—
Units Redeemed	(26)	(17)	—	—
Net Increase (Decrease)	(7)	21	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market Investor Class
Units Issued	18,595	20,672	—	—
Units Redeemed	(17,604)	(16,857)	—	—
Net Increase (Decrease)	991	3,815	—	—
VIP - High Income Investor Class
Units Issued	498	289	—	—
Units Redeemed	(443)	(639)	—	—
Net Increase (Decrease)	55	(350)	—	—
VIP - Equity-Income Investor Class
Units Issued	305	180	—	—
Units Redeemed	(339)	(363)	—	—
Net Increase (Decrease)	(34)	(183)	—	—
VIP - Growth Investor Class
Units Issued	201	324	—	—
Units Redeemed	(322)	(300)	—	—
Net Increase (Decrease)	(121)	24	—	—
VIP - Overseas, Investor Class
Units Issued	95	220	—	—
Units Redeemed	(173)	(431)	—	—
Net Increase (Decrease)	(78)	(211)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	1,421	825	—	—
Units Redeemed	(810)	(1,316)	—	—
Net Increase (Decrease)	611	(491)	—	—
VIP - Asset Manager Investor Class
Units Issued	102	145	—	—
Units Redeemed	(101)	(153)	—	—
Net Increase (Decrease)	1	(8)	—	—
VIP - Index 500
Units Issued	1,666	1,137	—	—
Units Redeemed	(1,028)	(1,233)	—	—
Net Increase (Decrease)	638	(96)	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	14	112	—	—
Units Redeemed	(11)	(158)	—	—
Net Increase (Decrease)	3	(46)	—	—
VIP - Contrafund Investor Class
Units Issued	595	548	—	—
Units Redeemed	(664)	(738)	—	—
Net Increase (Decrease)	(69)	(190)	—	—
VIP - Balanced Investor Class
Units Issued	1,160	929	—	—
Units Redeemed	(1,080)	(882)	—	—
Net Increase (Decrease)	80	47	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	52	55	—	—
Units Redeemed	(54)	(117)	—	—
Net Increase (Decrease)	(2)	(62)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Growth & Income Investor Class
Units Issued	142	189	—	—
Units Redeemed	(148)	(327)	—	—
Net Increase (Decrease)	(6)	(138)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	494	384	—	—
Units Redeemed	(269)	(223)	—	—
Net Increase (Decrease)	225	161	—	—
VIP - Mid Cap Investor Class
Units Issued	214	234	—	—
Units Redeemed	(391)	(318)	—	—
Net Increase (Decrease)	(177)	(84)	—	—
VIP - Value Strategies Investor Class
Units Issued	81	22	—	—
Units Redeemed	(99)	(79)	—	—
Net Increase (Decrease)	(18)	(57)	—	—
VIP - Utilities Investor Class
Units Issued	269	164	—	—
Units Redeemed	(105)	(164)	—	—
Net Increase (Decrease)	164	—	—	—
VIP - Technology Investor Class
Units Issued	324	496	—	—
Units Redeemed	(335)	(535)	—	—
Net Increase (Decrease)	(11)	(39)	—	—
VIP - Energy Investor Class
Units Issued	134	284	—	—
Units Redeemed	(242)	(331)	—	—
Net Increase (Decrease)	(108)	(47)	—	—
VIP - Health Care Investor Class
Units Issued	231	346	—	—
Units Redeemed	(430)	(250)	—	—
Net Increase (Decrease)	(199)	96	—	—
VIP - Financial Services Investor Class
Units Issued	145	311	—	—
Units Redeemed	(255)	(445)	—	—
Net Increase (Decrease)	(110)	(134)	—	—
VIP - Industrials Investor Class
Units Issued	95	75	—	—
Units Redeemed	(151)	(260)	—	—
Net Increase (Decrease)	(56)	(185)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	113	223	—	—
Units Redeemed	(203)	(167)	—	—
Net Increase (Decrease)	(90)	56	—	—
VIP - Real Estate Investor Class
Units Issued	149	71	—	—
Units Redeemed	(162)	(165)	—	—
Net Increase (Decrease)	(13)	(94)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Strategic Income Investor Class
Units Issued	693	626	—	—
Units Redeemed	(666)	(1,457)	—	—
Net Increase (Decrease)	27	(831)	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	223	329	—	—
Units Redeemed	(241)	(394)	—	—
Net Increase (Decrease)	(18)	(65)	—	—
VIP - Value Investor Class
Units Issued	113	98	—	—
Units Redeemed	(100)	(109)	—	—
Net Increase (Decrease)	13	(11)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	68	20	—	—
Units Redeemed	(26)	(80)	—	—
Net Increase (Decrease)	42	(60)	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	23	15	—	—
Units Redeemed	(24)	(77)	—	—
Net Increase (Decrease)	(1)	(62)	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	19	42	—	—
Units Redeemed	(21)	(104)	—	—
Net Increase (Decrease)	(2)	(62)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	31	44	—	—
Units Redeemed	(40)	(82)	—	—
Net Increase (Decrease)	(9)	(38)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	211	140	—	—
Units Redeemed	(197)	(185)	—	—
Net Increase (Decrease)	14	(45)	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	149	112	—	—
Units Redeemed	(84)	(58)	—	—
Net Increase (Decrease)	65	54	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	131	216	—	—
Units Redeemed	(242)	(128)	—	—
Net Increase (Decrease)	(111)	88	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	1	—
Units Redeemed	—	—	(7)	(8)
Net Increase (Decrease)	—	—	(6)	(8)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(5)	(5)
Net Increase (Decrease)	—	—	(4)	(4)
VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—
Units Redeemed	—	—	(6)	(7)
Net Increase (Decrease)	—	—	(6)	(7)
VIP - Disciplined Small Cap Investor Class
Units Issued	187	187	—	—
Units Redeemed	(249)	(199)	—	—
Net Increase (Decrease)	(62)	(12)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	890	768	—	—
Units Redeemed	(489)	(830)	(3)	(2)
Net Increase (Decrease)	401	(62)	(3)	(2)
VIP - FundsManager 50% Investor Class
Units Issued	1,022	884	1	2
Units Redeemed	(1,200)	(923)	(18)	(24)
Net Increase (Decrease)	(178)	(39)	(17)	(22)
VIP - FundsManager 60% Investor Class
Units Issued	855	681	—	2
Units Redeemed	(639)	(684)	(51)	(30)
Net Increase (Decrease)	216	(3)	(51)	(28)
VIP - FundsManager 70% Investor Class
Units Issued	632	639	—	—
Units Redeemed	(694)	(459)	(5)	(11)
Net Increase (Decrease)	(62)	180	(5)	(11)
VIP - FundsManager 85% Investor Class
Units Issued	187	499	—	—
Units Redeemed	(404)	(232)	(4)	(3)
Net Increase (Decrease)	(217)	267	(4)	(3)
VIP - Consumer Staples Investor Class
Units Issued	164	105	—	—
Units Redeemed	(178)	(241)	—	—
Net Increase (Decrease)	(14)	(136)	—	—
VIP - Materials Investor Class
Units Issued	23	66	—	—
Units Redeemed	(190)	(150)	—	—
Net Increase (Decrease)	(167)	(84)	—	—
VIP - Communication Services Investor Class
Units Issued	154	89	—	—
Units Redeemed	(89)	(51)	—	—
Net Increase (Decrease)	65	38	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Emerging Markets Investor Class
Units Issued	602	523	—	—
Units Redeemed	(555)	(891)	—	—
Net Increase (Decrease)	47	(368)	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	875	1,751	—	—
Units Redeemed	(1,061)	(1,189)	—	—
Net Increase (Decrease)	(186)	562	—	—
VIP - Bond Index
Units Issued	809	239	—
Units Redeemed	(96)	(17)	—	—
Net Increase (Decrease)	713	222	—	—
VIP - Total Market Index
Units Issued	502	418	—	—
Units Redeemed	(293)	(25)	—	—
Net Increase (Decrease)	209	393	—	—
VIP - Extended Market Index
Units Issued	392	749	—	—
Units Redeemed	(144)	(24)	—	—
Net Increase (Decrease)	248	725	—	—
VIP - International Index
Units Issued	519	683	—	—
Units Redeemed	(110)	(23)	—	—
Net Increase (Decrease)	409	660	—	—
VIF - Emerging Markets Equity
Units Issued	26	86	—	—
Units Redeemed	(47)	(113)	—	—
Net Increase (Decrease)	(21)	(27)	—	—
VIF - Emerging Market Debt
Units Issued	175	79	—	—
Units Redeemed	(233)	(127)	—	—
Net Increase (Decrease)	(58)	(48)	—	—
VIF - Global Strategist
Units Issued	6	5	—	—
Units Redeemed	(63)	(42)	—	—
Net Increase (Decrease)	(57)	(37)	—	—
Invesco - V.I. Global Core Equity
Units Issued	22	55	—	—
Units Redeemed	(36)	(13)	—	—
Net Increase (Decrease)	(14)	42	—	—
Lazard - Retirement Emerging Markets
Units Issued	36	111	—	—
Units Redeemed	(120)	(270)	—	—
Net Increase (Decrease)	(84)	(159)	—	—
PVIT - Commodity Real Return
Units Issued	80	189	—	—
Units Redeemed	(187)	(107)	—	—
Net Increase (Decrease)	(107)	82	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
PVIT - Low Duration
Units Issued	420	726	—	—
Units Redeemed	(850)	(683)	—	—
Net Increase (Decrease)	(430)	43	—	—
PVIT - Real Return
Units Issued	117	132	—	—
Units Redeemed	(216)	(189)	—	—
Net Increase (Decrease)	(99)	(57)	—	—
PVIT - Total Return
Units Issued	563	357	—	—
Units Redeemed	(522)	(663)	—	—
Net Increase (Decrease)	41	(306)	—	—
Blackrock - Global Allocation V.I.
Units Issued	39	77	—	—
Units Redeemed	(203)	(359)	—	—
Net Increase (Decrease)	(164)	(282)	—	—
FTVIP - Templeton Global Bond
Units Issued	153	68	—	—
Units Redeemed	(136)	(162)	—	—
Net Increase (Decrease)	17	(94)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	71	54	—	—
Units Redeemed	(86)	(168)	—	—
Net Increase (Decrease)	(15)	(114)	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2019	2018
VIP - Government Money Market Investor Class
Units Issued	208	342
Units Redeemed	(228)	(232)
Net Increase (Decrease)	(20)	110
VIP - Balanced Investor Class
Units Issued	12	—
Units Redeemed	(330)	(352)
Net Increase (Decrease)	(318)	(352)
VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(578)	(571)
Net Increase (Decrease)	(578)	(571)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (5)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%	1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
VIP - Government Money Market (5) Investor Class
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%	0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
VIP - High Income
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%	13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
VIP - High Income Investor Class
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%	14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
VIP - Equity-Income
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%	26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
VIP - Equity-Income Investor Class
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%	27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
VIP - Growth
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%	32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
VIP - Growth Investor Class
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%	33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	—	0.61%	0.46%
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%	26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
VIP - Overseas, Investor Class
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%	27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
VIP - Investment Grade Bond
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%	8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
VIP - Investment Grade Bond Investor Class
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%	9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
VIP - Asset Manager
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%	17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
VIP - Asset Manager Investor Class
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%	17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
VIP - Index 500
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%	30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
VIP - Asset Manager: Growth
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%	21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
VIP - Asset Manager: Growth Investor Class
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%	22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%	30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
VIP - Contrafund Investor Class
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%	31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
VIP - Balanced
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%	23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
VIP - Balanced Investor Class
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%	22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
VIP - Dynamic Capital Appreciation
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%	28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
VIP - Dynamic Capital Appreciation Investor Class
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%	29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
VIP - Growth & Income
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%	28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
VIP - Growth & Income Investor Class
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%	29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
VIP - Growth Opportunities
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%	39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%	40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	—
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
VIP - Mid Cap
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%	22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
VIP - Mid Cap Investor Class
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%	23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
VIP - Value Strategies
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%	33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
VIP - Value Strategies Investor Class
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%	33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
VIP - Utilities (10)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%	21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
VIP - Utilities Investor Class (10)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%	22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
VIP - Technology (10)
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%	49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
VIP - Technology Investor Class (10)
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%	50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy (10)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%	8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
VIP - Energy Investor Class (10)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%	9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
VIP - Health Care (10)
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%	27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
VIP - Health Care Investor Class (10)
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%	27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
VIP - Financial Services (10)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%	32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
VIP - Financial Services Investor Class (10)
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%	33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
VIP - Industrials (10)
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%	26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
VIP - Industrials Investor Class (10)
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%	27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
VIP - Consumer Discretionary (10)
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%	25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary Investor Class (10)
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%	26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
VIP - Real Estate
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%	21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
VIP - Real Estate Investor Class
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%	22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
VIP - Strategic Income
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%	9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
VIP - Strategic Income Investor Class
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%	10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
VIP - International Capital Appreciation
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%	32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)
VIP - International Capital Appreciation, Investor Class
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%	32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
VIP - Value
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%	30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
VIP - Value Investor Class
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%	31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%	11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
VIP - Investor Freedom Income Investor Class
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%	11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
VIP - Freedom 2005
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%	12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
VIP - Investor Freedom 2005 Investor Class
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%	13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
VIP - Freedom 2010
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%	15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
VIP - Investor Freedom 2010 Investor Class
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%	15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
VIP - Freedom 2015
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%	17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
VIP - Investor Freedom 2015 Investor Class
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%	17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
VIP - Freedom 2020
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%	19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2020 Investor Class
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%	19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
VIP - Freedom 2025
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%	20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
VIP - Investor Freedom 2025 Investor Class
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%	21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
VIP - Freedom 2030
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%	23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
VIP - Investor Freedom 2030 Investor Class
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%	24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
VIP - Freedom Lifetime Income I
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%	11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
VIP - Freedom Lifetime Income II
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%	15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
VIP - Freedom Lifetime Income III
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%	19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
VIP - Disciplined Small Cap
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%	22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%	23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
VIP - FundsManager 20% Investor Class
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%	9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
VIP - FundsManager 50% Investor Class
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%	16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
VIP - FundsManager 60% Investor Class
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%	18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
VIP - FundsManager 70% Investor Class
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%	21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
VIP - FundsManager 85% Investor Class
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%	24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
VIP - Consumer Staples (10)
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%	30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
VIP - Consumer Staples Investor Class (10)
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%	31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
VIP - Materials (10)
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%	12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class (10)
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%	12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
VIP - Communication Services (7), (10)
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%	31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
VIP - Communication Services Investor Class (7), (10)
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%	32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
VIP - Emerging Markets
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%	28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets Investor Class
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%	29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
VIP - Floating Rate High Income
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%	7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
VIP - Floating Rate High Income Investor Class
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%	8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
VIP - Bond Index (6)
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%	7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43	% (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%	29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Extended Market Index (6)
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%	24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%	20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (9)
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%	18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
VIF - Emerging Markets Debt (9)
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%	13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
VIF - Global Strategist (9)
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%	16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	—	5.47%	4.52%
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
Invesco - V.I. Global Core Equity (9)
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%	23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
WFF - VT Discovery (9)
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%	37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	—	6.78%	6.57%
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
WFF - VT Opportunity (9)
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%	30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
Lazard - Retirement Emerging Markets
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%	17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Commodity Real Return
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%	10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
PVIT - Low Duration
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%	2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
PVIT - Real Return
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%	7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
PVIT - Total Return
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%	7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
Blackrock - Global Allocation V.I.
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%	16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
FTVIP - Templeton Global Bond
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%	1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	—	2.84%	1.91%
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
FTVIP - Franklin U.S. Gov't Securities
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%	4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

(6)  New Fund. See Note 1

(7)  Fund Name Change. See Note 1

(8)  These portfolios commenced operations effective June 8, 2018.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

(9)  During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

(10)  Effective December 18, 2017, redemption fees were removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Health Care
VIP - Consumer Discretionary
VIP - Consumer Staples
VIP - Materials
VIP - Communication Services
VIP - Financial Services
VIP - Industrials Investor Class
VIP - Utilities Investor Class
VIP - Technology Investor Class
VIP - Energy Investor Class
VIP - Health Care Investor Class
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples Investor Class
VIP - Materials Investor Class
VIP - Communication Services Investor Class
VIP - Financial Services Investor Class

7. Subsequent Events

On March 11, 2020, the World Health Organization ("WHO") declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies and the Account are highly uncertain and cannot be predicted at this time. The Account will continue to monitor developments, and their impact on the Account, including its operations, the fair value of investments and estimates reported in the financial statements and accompanying notes.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)
Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (2)	Fidelity VIP - Total Market Index (2)	Fidelity VIP - Extended Market Index (2)
Fidelity VIP - International Index (2)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

(2) Statement of operations and statement of changes in net assets for the period June 8, 2018 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 24, 2020

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0220

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company, which comprise the balance sheets as of December 31, 2019 and 2018, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts April 24, 2020

1

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2019	2018

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $212,417 in 2019 and $208,806 in 2018)	$219,331	$204,980
Policy loans	42	39
Total Investments	219,373	205,019

Cash and cash equivalents	7,758	9,914
Accrued investment income	1,834	1,709
Deferred policy acquisition costs	58,670	55,904
Reinsurance deposit and receivables	29,879	31,845
Income taxes receivable	1,413	—
Other assets	1,930	1,770
Separate account assets	2,989,669	2,492,773
Total Assets	3,310,526	2,798,934

LIABILITIES
Future contract and policy benefits	55,387	58,396
Contract holder deposit funds	95,994	99,036
Other liabilities and accrued expenses	3,558	4,841
Deferred tax liability, net	7,137	5,501
Investment trades payable, net	920	1,211
Payable to parent and affiliates, net	896	729
Income taxes payable	—	269
Separate account liabilities	2,989,669	2,492,773
Total Liabilities	3,153,561	2,662,756

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income (loss)	4,047	(3,476)
Retained earnings	137,418	124,154
Total Stockholder's Equity	156,965	136,178
Total Liabilities and Stockholder's Equity	$3,310,526	$2,798,934

The accompanying notes are an integral part of the financial statements

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2019	2018	2017
REVENUES
Fees charged to contract holders	$10,166	$10,389	$10,116
Fund administration fees (1)	7,255	7,167	6,752
Net investment income	5,817	5,344	4,657
Interest on reinsurance deposit	1,186	1,213	1,246
Premiums, net	653	345	701
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	1,014	(1,237)	(207)

Total Revenues	26,091	23,221	23,265

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	4,249	9,798	5,216
Contract and policy benefits and expenses	6,998	6,909	4,943

Total Benefits and Expenses	11,247	16,707	10,159

Income before income taxes	14,844	6,514	13,106

Income tax expense (benefit)	1,576	757	(71)
Net Income	13,268	5,757	13,177

Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	9,521	(5,315)	1,836
Reclassification adjustment for net realized (gains) losses included in net income	(1,014)	1,237	207
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(984)	58	(623)
Other comprehensive income (loss), net of tax	7,523	(4,020)	1,420
Comprehensive Income	$20,791	$1,737	$14,597

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2019, 2018, and 2017

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2016	$2,000	$13,500	$(876)	$105,220	$119,844

Comprehensive income:
Net income	—	—	—	13,177	13,177
Other comprehensive income (loss)	—	—	1,420	—	1,420

Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441

Comprehensive income:
Net income	—	—	—	5,757	5,757
Other comprehensive income (loss)	—	—	(4,020)	—	(4,020)

Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(4)	(4)
Net income	—	—	—	13,268	13,268
Other comprehensive income (loss)	—	—	7,523	—	7,523

Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2019	2018	2017
Cash flows provided by (used for) operating activities:
Net income	$13,268	$5,757	$13,177
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	157	232	401
Net realized investment (gains) losses on sales	(1,014)	1,237	207
Provision (benefit) for deferred taxes	652	229	(2,121)
Change in assets and liabilities:
Accrued investment income	(125)	(80)	(117)
Deferred policy acquisition costs, net of amortization	(4,164)	1,259	(3,434)
Future contract and policy benefits, net	5,675	5,353	7,340
Reinsurance deposit and receivables	1,966	1,651	1,308
Payable to parent and affiliates, net	167	(87)	(286)
Income taxes	(1,682)	(307)	503
Other assets and other liabilities, net	(1,443)	1,140	477

Net cash provided by operating activities	13,457	16,384	17,455

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(63,820)	(65,144)	(85,141)
Proceeds from sales of debt securities	54,404	52,360	75,148
Proceeds from maturities and calls of debt securities	6,657	7,002	4,860
Investment trades payable/ receivable, net	(291)	842	374
Change in policy loans	(3)	(2)	2

Net cash (used for) investing activities	(3,053)	(4,942)	(4,757)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	133,940	122,373	139,933
Net transfers from separate accounts	46,763	69,534	29,240
Withdrawals from variable annuity contracts	(188,420)	(195,158)	(176,273)
Withdrawals from fixed annuity contracts	(4,843)	(5,068)	(5,626)

Net cash used for financing activities	(12,560)	(8,319)	(12,726)

Net (decrease) increase in cash and cash equivalents	(2,156)	3,123	(28)

Cash and cash equivalents:
Beginning of year	9,914	6,791	6,819
End of year	$7,758	$9,914	$6,791

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $6,620 and $9,885 at December 31, 2019, and 2018, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $704 and $2,597 at December 31, 2019, and 2018, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Contract and Policy Benefits (continued)
changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2019, 2018, or 2017.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Income Taxes (continued)
allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the financial statements. A cumulative effect adjustment of $4, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the financial statements.
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements
The FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects current expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The current model for other than temporary impairment on AFS debt securities has also been modified to require the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. This guidance will be effective for the Company beginning January 1, 2020. The Company has established new processes to implement these changes and does not expect the impact of adoption to be material on the financial statements.
The FASB issued new guidance that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences.  The new guidance also simplifies other areas such as accounting for a franchise tax (or similar tax) that is partially based on income.  The new guidance clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill and also clarifies that single-member limited liability companies and similar disregarded entities that are not subject to income tax are not required to recognize an allocation of consolidated income tax expense in their separate financial statements.  The guidance will be effective for the Company beginning January 1, 2021 and early adoption is permitted.  The Company is currently evaluating the impact this guidance will have on the financial statements.
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2024 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$381	$200
Change in benefit ratio estimate	(210)	(5)
Interest on reserve	11	13
Claims paid	(65)	—
Accrual of benefit ratio	140	173
Ending Balance	$257	$381
The reinsurance recoverables associated with the GMDB were $256 and $381 at December 31, 2019 and 2018, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•	The base lapse rate assumption varies from 4.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.6%.

•	The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2019 and 2018. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2019	2018
Net deposits paid
Account value	$499,128	$443,342
Net amount at risk	$6,338	$7,728
Average attained age of contract holders	69	69
Ratchet (highest historical account value at specified anniversary dates)
Account value	$26,612	$24,902
Net amount at risk	$1,548	$3,696
Average attained age of contract holders	72	72

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½, (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$248	$212
Change in benefit ratio estimate	(59)	8
Interest on reserve	10	12
Accrual of benefit ratio	11	16
Ending Balance	$210	$248
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $203 and $241 at December 31, 2019, and 2018, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 13 ½ years from issue and age 59 ½.

•	The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2019, and 2018:

	Years Ended December 31,
	2019	2018
Account value	$130,679	$123,497
GWB value	$131,728	$142,167
Average attained age of contract holders	78	77
4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2019	2018	2017

Debt securities	$6,600	$6,098	$5,466
Cash and cash equivalents	201	110	31
Other	2	2	3
Total investment income	6,803	6,210	5,500
Less: investment expenses	986	866	843
Net investment income	$5,817	$5,344	$4,657

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2019	2018	2017

Debt securities:
Gross realized gains	$1,246	$39	$366
Gross realized losses	(232)	(1,276)	(573)
Total realized investment gains (losses)	$1,014	$(1,237)	$(207)
There were no realized investment losses as a result of other than temporary impairments in 2019, 2018 or 2017. There were no debt securities that were non-income producing for 2019, 2018 or 2017, respectively.

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Net unrealized investment gains (losses) on debt and equity securities carried at fair value and the related impact on DAC , premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2019	2018

Debt securities	$6,914	$(3,826)
DAC, Premium deficiency reserves	(1,790)	443
Deferred income tax (expense) benefit	(1,077)	(93)
	$4,047	$(3,476)
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(77)	3	$2,591	$(5)	1	$7,145	$(82)	4
States and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate and other debt securities	3,203	(10)	9	2,191	(1)	9	5,394	(11)	18
Mortgage and asset-backed securities	125	—	1	540	(9)	4	665	(9)	5
Total	$8,133	$(88)	14	$5,322	$(15)	14	$13,455	$(103)	28

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate and other debt securities	—	—	—	287	—	1	287	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$287	$—	1	$287	$—	1

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2018, were as follows:

	2018
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$25,180	$(299)	10	$25,180	$(299)	10
Corporate and other debt securities	37,471	(557)	101	107,336	(3,181)	329	144,807	(3,738)	430
Mortgage and asset-backed securities	284	(4)	1	2,455	(45)	13	2,739	(49)	14
Total	$37,755	$(561)	102	$134,971	$(3,525)	352	$172,726	$(4,086)	454

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	224	(4)	2	1,008	(28)	5	1,232	(32)	7
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$224	$(4)	2	$1,008	$(28)	5	$1,232	$(32)	7
The Company evaluates declines in fair values below cost for its debt securities. The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2019, and 2018. The majority of the securities are investment grade debt securities with average fair values of 99% and 98% of amortized cost at December 31, 2019 and 2018. Investments in below investment grade securities have an average fair value of 100% and 98% of amortized cost as of December 31, 2019 and 2018, respectively. The declines in fair value was primarily the result of an increase in interest rates from the securities purchase date.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,399	$780	$(82)	$—	$38,097
States and political subdivisions	963	52	(1)		1,014
Corporate and other debt securities	171,447	6,169	(11)	—	177,605
Mortgage and asset-backed securities	2,608	16	(9)	—	2,615
Total debt securities	$212,417	$7,017	$(103)	$—	$219,331

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2018, were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$36,897	$106	$(299)	$—	$36,704
Corporate and other debt securities	169,121	186	(3,770)	—	165,537
Mortgage and asset-backed securities	2,788	—	(49)	—	2,739
Total debt securities	$208,806	$292	$(4,118)	$—	$204,980
During 2019 and 2018, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.
The amortized cost and fair value of debt securities at December 31, 2019, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$14,062	$14,105
Due after 1 year through 5 years	105,737	108,253
Due after 5 years through 10 years	74,881	77,913
Due after 10 years	15,129	16,445
Mortgage and asset-backed securities	2,608	2,615
	$212,417	$219,331
At December 31, 2019, and 2018, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $406 respectively. At December 31, 2018, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $399 and $398 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$38,097	$—	$—	$38,097
States and political subdivisions		1,014		1,014
Corporate and other debt securities	—	177,605	—	177,605
Mortgage and asset-backed securities	—	2,615	—	2,615
Total available-for-sale debt securities	38,097	181,234	—	219,331
Cash equivalents	6,620	—	—	6,620
Subtotal excluding separate account assets	44,717	181,234	—	225,951
Separate account assets	2,989,669	—	—	2,989,669
Total	$3,034,386	$181,234	$—	$3,215,620

	December 31, 2018
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$36,704	$—	$—	$36,704
Corporate and other debt securities	—	165,537	—	165,537
Mortgage and asset-backed securities	—	2,739	—	2,739
Total available-for-sale debt securities	36,704	168,276	—	204,980
Cash equivalents	9,885	—	—	9,885
Subtotal excluding separate account assets	46,589	168,276	—	214,865
Separate account assets	2,492,773	—	—	2,492,773
Total	$2,539,362	$168,276	$—	$2,707,638
There were no Level 3 assets held by the Company during 2019 or 2018. There were no transfers into or out of Level 3 during 2019 or 2018.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	$42	$42	$39	$39
Reinsurance deposit and receivables	29,879	31,613	31,845	32,689
	$29,921	$31,655	$31,884	$32,728

Financial Liabilities:
Contract holder deposit funds	$95,994	$99,413	$99,036	$100,245
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2019	2018	2017
Current:
Federal	$908	$465	$1,964
State	16	63	86
	924	528	2,050
Deferred:
Federal	652	229	(2,121)

Income tax expense (benefit)	$1,576	$757	$(71)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.
Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2019	2018
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(9,344)	$(8,795)
Contract holder reserves	3,162	2,790
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	385	449
Unrealized gains on available-for-sale securities	(1,452)	804
Deferred revenue	90	100
Capital loss carry forward	—	165
Other, net	22	(45)
Net deferred tax liability before valuation allowance	(7,137)	(4,532)
Valuation allowance	—	(969)
Net deferred tax liability after valuation allowance	$(7,137)	$(5,501)

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
Change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2019	2018	2017

Beginning balance	$969	$—	$—
Additions charged to expense, equity	—	969	—
Reductions for recoveries	(969)	—	—
Ending balance	$—	$969	$—
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018	2017

Tax provision at U.S. Federal statutory rate	$3,117	$1,368	$4,587
Dividends received deduction	(1,218)	(1,240)	(1,067)
(Decrease), increase in valuation allowance	(165)	165	—
Impact of TCJA	—	—	(3,461)
Other, net	(158)	464	(130)
Income tax expense (benefit)	$1,576	$757	$(71)
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax liability balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax liabilities of approximately $3,461.
The effects of tax legislation were recognized in the period of enactment. The Company provided a provisional estimate related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance as of December 31, 2017. The Company made additional refinements to income taxes related to the provisional amounts during the years ended December 31, 2018.
The Company paid FILI net federal and state income taxes of $2,606, $835, and $1,548 in 2019, 2018, and 2017 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2016. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.
7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2019, 2018 or 2017, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2019	2018	2017

Statutory net income	$9,230	$7,825	$6,431
Statutory surplus	$100,022	$90,200	$83,147
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $6,541, $6,418 and $5,968 in 2019, 2018 and 2017, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. The

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

8.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $4,029, $3,666, and $4,189 in 2019, 2018 and 2017, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred expenses of $3,801, $3,612, and $3,555 with FILI and $511, $489, and $585 with FMR LLC and its subsidiaries in 2019, 2018 and 2017 respectively. Intercompany balances are settled within 30 days in accordance with the terms of the respective agreements.
The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $613, $582, and $585 in 2019, 2018 and 2017 respectively for such services.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $308, $153, and $153 in 2019, 2018 and 2017, respectively.
9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2019	2018	2017
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,029	$3,666	$4,189
Compensation and benefits	2,466	2,290	1,982
Capitalization of deferred policy acquisition costs	(4,032)	(3,670)	(4,197)
Amortization of deferred policy acquisition costs	(132)	4,929	763
Rent expenses	165	149	132
Taxes, licenses and fees	75	612	154
General insurance expenses	1,678	1,822	2,193

Total underwriting, acquisition and insurance expenses	$4,249	$9,798	$5,216
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,416, increased amortization by $836, and decreased amortization by $2,818 in 2019, 2018 and 2017, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in Reinsurance deposit and receivables on the Balance Sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	Years Ended December 31,
	2019	2018
Reinsurance deposits and receivables:
Principal Life Insurance Company	$26,166	$27,419

Contract holder deposit funds and future contract and policy benefits	$26,166	$27,419

Interest on reinsurance deposit	$1,156	$1,191

Contract and policy benefits and expenses	$1,032	$1,055
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2019	2018	2017

Direct life premiums	$1,019	$1,056	$1,084
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(366)	(711)	(383)
Net premiums	$653	$345	$701

Direct contract and policy benefits	$7,408	$6,864	$6,883
Reinsurance ceded benefits incurred	(1,617)	(1,302)	(3,302)
Reinsurance costs	1,207	1,347	1,362
Net contract and policy benefits	$6,998	$6,909	$4,943
11. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:
On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to businesses that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. The Company is required to recognize the effect on the financial statements in the period the law was enacted, which is 2020. At this time, for 2018 and 2019, the Company does not expect the impact of the CARES ACT on the Company’s financial position or results of operations to be material.
The spread of COVID-19 is worldwide, dislocating the capital markets and affecting every industry. As of April 24, 2020, the Company has taken steps to protect its employees and maintain business continuity. The Company further believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.
The Company has evaluated subsequent events from the balance sheet date through April 24, 2020 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

26

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)             Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.

(1)         Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2019.

(2)         Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2019.

(3)         Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2019 and 2018.

(4)         Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5)         Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018.

(6)         Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018, and 2017.

(7)         Statements of Changes in Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018, and 2017.

(8)         Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018, and 2017.

(9)         Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10)  Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)             Exhibits

(1)         Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)         Custody Agreement - Not Applicable

(3)         Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(4)         (a) Specimen Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(b) Endorsement for Qualified Contracts Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(5)         Application for Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(6)         Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(b) Amended Bylaws of Empire Fidelity Investments Life Incorporated by reference from Post-Effective No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(7)         Form of Reinsurance Agreement - Not applicable

(8)         (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(9)         Legal opinion and consent of Lance A. Warrick, filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11)  Not Applicable

(12)  Not Applicable

(13)  Not Applicable

(14)  (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund II Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”),  and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”).  Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY VARIABLE INSURANCE FUND INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”).  Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc.  Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).  Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(15)  Powers of Attorney

(a) Power of Attorney for William J. Johnson Jr. Power of Attorney for Peter G. Johannsen Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(b) Power of Attorney for Peter G. Johannsen Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(c) Power of Attorney for Malcolm MacKay Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(d) Power of Attorney for Miles Mei Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(e) Power of Attorney for Kathleen A. Murphy Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(f) Power of Attorney for Rodney R. Rohda Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(g) Power of Attorney for Roger T. Servison Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(h) Power of Attorney for Norman L. Ashkenas Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(i) Power of Attorney for Sriram Subramaniam Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(j) Power of Attorney for Jane P. Jamieson Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(k)  Power of Attorney for Nancy D. Prior Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(l) Power of Attorney for David J. Vargo filed herein

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON JR., Director & President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

SRIRAM SUBRAMANIAM, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

Executive Officers who are not Directors

SANDRA GORHAM	Vice President, Technology Management
BRIAN N. LEARY	Vice President, Chief Compliance Officer and Consumer Services Officer
ROBERT K. LEACH	Appointed Actuary
MILES MEI	Treasurer
LANCE A. WARRICK	Vice President, General Counsel and Secretary
FELICIA F. TIERNEY	Vice President, Human Resources
ROBERT G. REGAN	Chief Risk Officer
TAMARA BOGOJEVIC-CATANZANO	Illustration Actuary
RICHARD S. ROWLAND	Vice President, Channel Development
JAMIE F. ANDREA, JR.	Head of Client Services and Operations

The principal business address for each person named in Item 25 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2020, there were 534 Qualified Contracts and 160 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR LLC and its subsidiaries own directors’ and officers’ liability reimbursement contracts (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees)  incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life.  A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1.   Indemnification of Directors, Officers, Employees and Agents.  Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding.  The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	President, Chief Executive Officer & Director
	Kevin M. Barry	Director
	David Canter	Director
	Michael Lyons	Chief Financial Officer
	Kathleen Murphy	Director
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	David Forman	Chief Legal Officer & Secretary
	Norman Ashkenas	Chief Compliance Officer

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	$0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, New York 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2019, 2018, and 2017, were $3,801,432, $3,612,137, and $3,555,235 respectively.

Item 32. Undertakings

(a)   Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)   Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)   Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)   Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)   Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 30th day of April, 2020.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By:	EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2020.

Signature	Title

/s/ *		)
William J. Johnson Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
		) By:	/s/ Lance A. Warrick
/s/ *		)	Lance A. Warrick
Norman L. Ashkenas	Director	)	(Attorney-in-Fact)*
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)

/s/ *		)
Nancy D. Prior	Director	)
		) By:	/s/ Lance A. Warrick
/s/ *		)	Lance A. Warrick
Sriram Subramaniam	Director	)	(Attorney-in-Fact)*
/s/ *		) )
David J. Vargo	Director	)
)